Schedule of Portfolio Investments

Praxis Impact Bond Fund

September 30, 2025 (Unaudited)

ASSET BACKED SECURITIES - 5.8%	Coupon	Maturity	Principal Amount	Fair Value
Aligned Data Centers Issuer, LLC (a)	6.000%	08/17/48	$1,510,000	$1,525,940
Ameren Missouri Securitization Funding I, LLC	4.850%	10/01/41	2,500,000	2,509,712
American Tower Trust I (a)	3.652%	03/23/28	2,000,000	1,965,979
Bank of America Credit Card Trust	4.980%	11/15/28	4,116,000	4,166,507
Beacon Container Finance II, LLC (a)	2.250%	10/22/46	1,511,709	1,406,908
CLI Funding, LLC (a)	2.720%	01/18/47	938,989	869,325
CyrusOne Data Centers Issuer I, LLC (a)	4.500%	05/20/49	2,525,000	2,482,706
DB Master Finance, LLC (a)	2.493%	11/20/51	1,949,063	1,843,573
Duke Energy Florida Project Finance, LLC	3.112%	09/01/36	1,500,000	1,280,971
Duke Energy Progress NC Storm Funding, LLC	2.799%	07/01/41	2,000,000	1,525,645
Duke Energy Progress NC Storm Funding, LLC (a)	5.070%	01/01/46	3,000,000	3,007,560
Duke Energy Progress SC Storm Funding, LLC	5.404%	03/01/44	631,870	644,076
Golden Credit Card Trust (a)	1.140%	08/15/28	1,000,000	976,096
GoodLeap Sustainable Home Solutions Trust (a)	6.250%	06/20/57	1,525,429	1,487,487
Iowa Student Loan Liquidity Corp. Rev.	1.730%	08/25/70	757,009	667,927
Mosaic Solar Loans, LLC (a)	2.100%	04/20/46	600,302	528,050
Mosaic Solar Loans, LLC (a)	1.640%	04/22/47	643,199	532,662
PG&E Energy Recovery Funding, LLC	2.822%	07/15/46	1,633,000	1,165,603
PG&E Energy Recovery Funding, LLC	5.536%	07/15/47	1,500,000	1,514,447
PG&E Wildfire Recovery Funding, LLC	4.674%	12/01/51	2,400,000	2,119,251
PNM Energy Transition Bond Co. I, LLC	6.028%	08/15/48	500,000	536,784
SBA Tower Trust (a)	4.831%	10/15/29	1,750,000	1,738,819
SBA Tower Trust (a)	6.599%	11/15/52	880,000	903,567
Sunrun Artemis Issuer, LLC (a)	6.250%	07/30/59	2,449,189	2,428,417
Switch ABS Issuer, LLC (a)	6.280%	03/25/54	600,000	611,672
Switch ABS Issuer, LLC (a)	5.036%	03/25/55	1,500,000	1,486,075
Texas Electric Market Stabilization Funding N, LLC (a)	4.966%	02/01/44	4,195,000	4,147,169
Texas Electric Market Stabilization Funding N, LLC (a)	5.057%	08/01/46	4,730,000	4,486,686
Textainer Marine Containers VII Ltd. (a)	1.680%	02/20/46	950,000	885,213
TIF Funding II, LLC (a)	1.650%	02/20/46	311,667	284,286
Toyota Auto Receivables Owner Trust	5.300%	05/15/26	396,216	398,195
Tribute Rail, LLC (a)	4.760%	05/17/52	1,643,281	1,641,662
Trinity Rail Leasing, L.P. (a)	5.780%	05/19/54	2,859,557	2,883,428
Triton Container Finance VIII, LLC (a)	1.860%	03/20/46	1,080,625	997,802

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

ASSET BACKED SECURITIES - 5.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
Triton International Finance Funding III, LLC (a)	5.480%	05/22/34	$1,331,250	$1,335,523
Triumph Rail, LLC (a)	2.150%	06/19/51	1,624,947	1,558,877
USQ Rail III, LLC (a)	4.990%	09/28/54	721,685	720,934
Vantage Data Centers Issuer, LLC (a)	2.165%	10/15/46	2,300,000	2,240,368
Wendy's Funding, LLC (a)	3.783%	06/15/49	661,778	656,533
Wendy's Funding, LLC (a)	4.236%	03/15/52	1,209,375	1,194,922
TOTAL ASSET BACKED SECURITIES (COST $64,107,883)				$63,357,357

MUNICIPAL BONDS - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects, Series 2010-A	7.334%	02/15/28	$770,000	$800,321
Findlay City School District, Series 2010-B	6.250%	12/01/37	270,000	274,085
Houston, Texas, Independent School District, Series 2009A-2	6.168%	02/15/34	1,000,000	1,001,025
Massachusetts St., Series 2016-F	3.277%	06/01/46	3,100,000	2,474,076
University of Texas, Permanent University Fund, Series 2017-A	3.376%	07/01/47	3,000,000	2,316,560
University of Texas, Rev., Series 2020 B	2.439%	08/15/49	1,875,000	1,173,099
University of Virginia, Rev., Series 2009	6.200%	09/01/39	2,000,000	2,211,034
TOTAL MUNICIPAL BONDS (COST $10,997,304)				$10,250,200

CORPORATE BONDS - 27.0%	Coupon	Maturity	Principal Amount	Fair Value
AUTOMOTIVE - 0.5%
BorgWarner, Inc.	2.650%	07/01/27	$601,000	$585,535
Honda Motor Co. Ltd.	2.967%	03/10/32	760,000	692,496
Hyundai Capital Services, Inc. (a)	1.250%	02/08/26	200,000	197,790
Magna International, Inc. (b)	2.450%	06/15/30	1,250,000	1,150,874
Toyota Motor Corp.	4.450%	06/30/30	2,500,000	2,526,134
				5,152,829
BANKING - 3.0%
American Express Co.	5.016%	04/25/31	500,000	514,134
Bank of America Corp., Series N (TSFR3M + 157.16) (c)	4.271%	07/23/29	1,000,000	1,003,461
Bank of America Corp., Series N (c)	2.572%	10/20/32	1,500,000	1,344,393

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 27.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
BANKING - 3.0% (Continued)
Bank of America Corp., Series N (c)	2.972%	02/04/33	$1,000,000	$910,637
Bank of America Corp., Series N	5.464%	05/09/36	500,000	521,272
Bank of Montreal	5.203%	02/01/28	1,750,000	1,792,774
Bank of New York Mellon Corp. (The), Series J	4.967%	04/26/34	2,000,000	2,038,305
Citigroup, Inc. (SOFR + 210.70) (c)	2.572%	06/03/31	2,000,000	1,840,177
ING Groep N.V. (a)	4.625%	01/06/26	1,250,000	1,250,854
JPMorgan Chase & Co.	3.200%	06/15/26	2,557,000	2,542,273
JPMorgan Chase & Co. (SOFR + 151.00) (c)	2.739%	10/15/30	2,000,000	1,888,800
JPMorgan Chase & Co. (c)	2.963%	01/25/33	1,000,000	914,844
JPMorgan Chase & Co. (c)	5.572%	04/22/36	500,000	527,012
M&T Bank Corp.	4.553%	08/16/28	1,500,000	1,509,348
Mitsubishi UFJ Financial Group, Inc.	5.159%	04/24/31	2,500,000	2,576,030
PNC Financial Services Group, Inc. (The)	4.758%	01/26/27	1,500,000	1,501,620
PNC Financial Services Group, Inc. (The) (c)	5.582%	06/12/29	1,000,000	1,036,232
State Street Corp. (b)	7.350%	06/15/26	1,000,000	1,021,190
State Street Corp.	4.164%	08/04/33	1,000,000	975,904
Toronto-Dominion Bank, Series C	5.264%	12/11/26	2,000,000	2,027,311
Truist Financial Corp. (SOFR + 60.90) (c)	1.267%	03/02/27	1,000,000	987,452
UBS AG London	5.650%	09/11/28	550,000	574,999
US Bancorp, Series CC	5.083%	05/15/31	3,000,000	3,084,980
				32,384,002
BEVERAGES - 0.1%
Coca-Cola Co. (The)	3.450%	03/25/30	500,000	487,773
Coca-Cola Femsa S.A.B. de C.V.	1.850%	09/01/32	1,000,000	833,549
				1,321,322
BIOTECH & PHARMA - 0.3%
AbbVie, Inc.	2.950%	11/21/26	500,000	494,260
Amgen, Inc.	3.000%	02/22/29	2,500,000	2,407,110
Gilead Sciences, Inc.	3.650%	03/01/26	750,000	748,744
				3,650,114
CABLE & SATELLITE - 0.2%
Comcast Corp.	3.300%	04/01/27	500,000	495,197
Comcast Corp. (b)	4.650%	02/15/33	1,000,000	1,004,434
Comcast Corp.	2.937%	11/01/56	672,000	398,771
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	401,739

				2,300,141

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 27.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CHEMICALS - 0.4%
Air Products and Chemicals, Inc. (b)	4.850%	02/08/34	$1,000,000	$1,016,145
Avery Dennison Corp.	2.650%	04/30/30	1,250,000	1,158,491
Ecolab, Inc.	4.800%	03/24/30	140,000	143,602
Ecolab, Inc.	2.750%	08/18/55	1,470,000	908,572
Nutrien Ltd.	5.875%	12/01/36	840,000	882,744
				4,109,554
CONSTRUCTION MATERIALS - 0.0% (d)
Owens Corning	3.950%	08/15/29	300,000	296,152

CONSUMER SERVICES - 3.9%
Andrew W. Mellon Funding	0.947%	08/01/27	1,050,000	991,692
California Endowment (The)	2.498%	04/01/51	4,500,000	2,612,197
Conservation Fund, Series 2019	3.474%	12/15/29	535,000	508,777
Ford Foundation (The), Series 2017	3.859%	06/01/47	4,620,000	3,674,075
Ford Foundation (The), Series 2020	2.415%	06/01/50	235,000	140,970
John D. & Catherine T. MacArthur Foundation, Series 2020	1.299%	12/01/30	1,500,000	1,284,548
Leland Stanford Junior University (The)	3.460%	05/01/47	2,415,000	1,840,184
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,414,373
Massachusetts Institute of Technology, Series D-2	3.959%	07/01/38	1,700,000	1,572,561
President & Fellows of Harvard College, Series 2024-A (b)	4.609%	02/15/35	2,000,000	2,012,386
President & Fellows of Harvard College, Series 2016-B	3.150%	07/15/46	3,961,000	2,931,227
President & Fellows of Harvard College, Series 2020-B	2.517%	10/15/50	1,600,000	985,849
President & Fellows of Harvard College, Series 2022-A	3.745%	11/15/52	700,000	546,969
Rockefeller Foundation (The)	2.492%	10/01/50	4,290,000	2,637,984
Stanford University California, Series 2017	3.647%	05/01/48	750,000	593,068
Stanford University California, Series 2020-A	2.413%	06/01/50	4,400,000	2,688,681
Trustees of Princeton University (The)	2.516%	07/01/50	6,650,000	4,200,092
University of Notre Dame, Series 2017	3.394%	02/15/48	3,749,000	2,810,842
W.K. Kellogg Foundation Trust, Series 2020 (a)	2.443%	10/01/50	7,223,000	4,296,169

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 27.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CONSUMER SERVICES - 3.9% (Continued)
Yale University (b)	2.402%	04/15/50	$8,765,000	$5,326,912
				43,069,556
CONTAINERS & PACKAGING - 0.2%
CCL Industries, Inc. (a)	3.050%	06/01/30	1,750,000	1,645,114
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,021,741
				2,666,855
DIVERSIFIED INDUSTRIALS - 0.1%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	853,642

ELECTRIC UTILITIES - 4.2%
Ameren Illinois Co.	5.900%	12/01/52	2,250,000	2,358,066
Avista Corp.	4.000%	04/01/52	1,000,000	778,811
Caledonia Generating, LLC (a)	1.950%	02/28/34	1,381,091	1,226,664
CenterPoint Energy, Inc., Series AL	5.300%	04/01/53	1,000,000	979,316
Consolidated Edison Co.	3.350%	04/01/30	1,000,000	968,255
DTE Electric Co.	4.050%	05/15/48	1,750,000	1,442,738
DTE Electric Co.	3.650%	03/01/52	750,000	561,243
DTE Energy Co., Series C	4.875%	06/01/28	1,500,000	1,525,992
Duke Energy Carolinas, LLC	3.550%	03/15/52	2,200,000	1,619,124
Duke Energy Progress, LLC	3.450%	03/15/29	1,750,000	1,715,077
Duke Energy Progress, LLC	4.000%	04/01/52	1,500,000	1,182,013
Electricite de France S.A. (a)	3.625%	10/13/25	1,250,000	1,249,494
Florida Power & Light Co.	3.700%	12/01/47	1,550,000	1,205,308
Florida Power & Light Co.	2.875%	12/04/51	2,000,000	1,292,301
Georgia Power Co., Series 2016-A	3.250%	04/01/26	1,000,000	995,122
Interstate Power & Light Co.	3.600%	04/01/29	1,250,000	1,224,626
Liberty Utilities Financial Services (a)	2.050%	09/15/30	1,355,000	1,209,178
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,409,326
Narragansett Electric Co. (a)	3.395%	04/09/30	1,500,000	1,438,600
National Rural Utilities	1.350%	03/15/31	2,000,000	1,707,710
Niagara Mohawk Power Corp. (a)	1.960%	06/27/30	1,500,000	1,350,185
Northern States Power Co.	2.900%	03/01/50	1,500,000	1,006,875
NSTAR Electric Co.	3.950%	04/01/30	600,000	594,779
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,282,868
NY State Electric & Gas (a)(b)	5.650%	08/15/28	1,650,000	1,714,398
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,119,699

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 27.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
ELECTRIC UTILITIES - 4.2% (Continued)
Public Service Co.	3.700%	06/15/28	$2,250,000	$2,235,694
Public Service Electric and Gas Co.	4.650%	03/15/33	2,500,000	2,513,143
Puget Energy, Inc.	4.223%	06/15/48	1,000,000	819,715
Rochester Gas & Electric Corp. (a)	1.850%	12/01/30	500,000	432,693
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	774,101
Solar Star Funding, LLC (a)	3.950%	06/30/35	1,115,294	1,067,584
Solar Star Funding, LLC (a)	5.375%	06/30/35	342,826	352,726
Southern California Edison	4.050%	03/15/42	1,165,000	934,398
Topaz Solar Farms, LLC (a)	4.875%	09/30/39	196,903	173,266
Topaz Solar Farms, LLC (a)	5.750%	09/30/39	474,202	480,684
Union Electric Co.	2.625%	03/15/51	2,000,000	1,233,217
Westar Energy, Inc.	2.550%	07/01/26	1,292,000	1,277,104
				45,452,093
ELECTRICAL EQUIPMENT - 0.2%
Johnson Controls International plc	1.750%	09/15/30	1,800,000	1,595,585
Roper Technologies, Inc.	2.000%	06/30/30	440,000	395,260
				1,990,845
FOOD - 0.6%
Cargill, Inc. (a)	4.760%	11/23/45	1,500,000	1,382,082
Hormel Foods Corp.	1.800%	06/11/30	2,250,000	2,018,268
Ingredion, Inc.	2.900%	06/01/30	1,000,000	937,817
Mars, Inc. (a)	4.650%	04/20/31	1,000,000	1,014,780
Mars, Inc. (a)	3.600%	04/01/34	1,500,000	1,374,176
				6,727,123
GAS & WATER UTILITIES - 0.6%
American Water Capital Corp.	2.800%	05/01/30	1,500,000	1,412,901
Brooklyn Union Gas Co. (a)	4.504%	03/10/46	1,250,000	1,041,078
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	263,653
Southern California Gas Co., Series DDD (b)	5.450%	06/15/35	2,500,000	2,592,022
Spire Missouri, Inc.	5.150%	08/15/34	1,000,000	1,025,952
				6,335,606
HEALTH CARE FACILITIES & SERVICES - 0.1%
Kaiser Foundation Hospital	3.150%	05/01/27	1,500,000	1,481,465

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 27.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
HOME & OFFICE PRODUCTS - 0.1%
Steelcase, Inc.	5.125%	01/18/29	$1,000,000	$997,550

HOME CONSTRUCTION - 0.1%
NVR, Inc.	3.000%	05/15/30	1,000,000	945,161

INSTITUTIONAL FINANCIAL SERVICES - 0.8%
Brookfield Finance, Inc.	4.250%	06/02/26	1,570,000	1,569,505
Goldman Sachs Group, Inc. (TSFR3M + 156.26) (b)(c)	4.223%	05/01/29	1,000,000	1,001,167
Goldman Sachs Group, Inc.	3.800%	03/15/30	1,500,000	1,476,277
Morgan Stanley, Series F	3.125%	07/27/26	2,000,000	1,985,405
Morgan Stanley, Series I (c)	5.449%	07/20/29	1,000,000	1,033,310
Morgan Stanley, Series I (SOFR + 114.30) (c)	2.699%	01/22/31	1,250,000	1,168,043
Morgan Stanley, Series I (c)	5.192%	04/17/31	1,000,000	1,032,592
				9,266,299
INSURANCE - 3.7%
Aflac, Inc.	4.000%	10/15/46	1,408,000	1,148,405
AIG Global Funding, Series 2024-1 (a)	5.200%	01/12/29	500,000	514,046
Allstate Corp. (The)	5.250%	03/30/33	1,000,000	1,036,970
American National Group, Inc. (b)	5.750%	10/01/29	1,850,000	1,913,681
Athene Global Funding (a)	5.583%	01/09/29	2,000,000	2,066,980
F&G Global Funding (a)	2.300%	04/11/27	535,000	518,936
Fidelity National Financial, Inc.	3.400%	06/15/30	1,000,000	949,743
First American Financial Corp.	2.400%	08/15/31	1,500,000	1,302,965
GA Global Funding Trust (a)	2.250%	01/06/27	2,000,000	1,950,362
Horace Mann Educators Corp.	4.500%	12/01/25	1,235,000	1,234,912
Horace Mann Educators Corp.	7.250%	09/15/28	965,000	1,033,709
Jackson National Life Global Funding (a)	5.500%	01/09/26	1,250,000	1,252,996
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	997,682
Massachusetts Mutual Life Insurance Co. (a)	3.375%	04/15/50	2,500,000	1,739,591
Met Life Global Funding I (a)	5.150%	03/28/33	1,250,000	1,294,890
Mutual of Omaha Global, Series 2023-1 (a)	5.800%	07/27/26	385,000	390,383
Mutual of Omaha Global (a)	5.450%	12/12/28	365,000	377,416
New York Life Global Funding (a)	4.900%	06/13/28	3,000,000	3,067,424
Northwestern Mutual, Series 2023-3 (a)	4.900%	06/12/28	1,740,000	1,781,541
Pacific Life Global Funding II, Series 2021-1 (a)	1.450%	01/20/28	1,000,000	942,587

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 27.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
INSURANCE - 3.7% (Continued)
Peachtree Corners Funding Trust II (a)	6.012%	05/15/35	$400,000	$419,885
Pricoa Global Funding I (a)(b)	5.100%	05/30/28	2,000,000	2,050,082
Primerica, Inc.	2.800%	11/19/31	1,000,000	902,853
Principal Financial Group, Inc.	3.700%	05/15/29	1,250,000	1,225,730
Protective Life Global Funding (a)	5.366%	01/06/26	500,000	501,316
Protective Life Global Funding (a)	5.209%	04/14/26	1,000,000	1,005,397
Prudential Financial, Inc.	1.500%	03/10/26	644,000	636,539
Prudential Funding Asia plc	3.125%	04/14/30	750,000	719,050
RGA Global Funding (a)	5.500%	01/11/31	2,000,000	2,086,522
Sammons Financial Group, Inc. (a)	4.450%	05/12/27	1,200,000	1,198,933
Sammons Financial Group, Inc. (a)	6.875%	04/15/34	1,000,000	1,101,111
Trustage Financial Group, Inc. (a)	4.625%	04/15/32	400,000	383,194
Western-Southern Global Funding (a)	4.900%	05/01/30	3,000,000	3,065,124
				40,810,955
LEISURE FACILITIES & SERVICES - 0.2%
McDonald's Corp., Series MTN	3.500%	07/01/27	1,000,000	992,177
Starbucks Corp.	2.450%	06/15/26	1,000,000	989,149
				1,981,326
MACHINERY - 0.4%
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	655,000	671,938
John Deere Capital Corp.	1.750%	03/09/27	250,000	242,455
John Deere Capital Corp.	3.050%	01/06/28	1,250,000	1,227,003
Xylem, Inc.	1.950%	01/30/28	1,775,000	1,690,872
				3,832,268
MEDICAL EQUIPMENT & DEVICES - 0.1%
Alcon Finance Corp. (a)	2.600%	05/27/30	1,250,000	1,156,358

PERSONAL PRODUCTS - 0.1%
Estée Lauder Cos., Inc. (The)	2.600%	04/15/30	1,000,000	932,371

PIPELINES - 0.1%
Northern Natural Gas Co. (a)	4.100%	09/15/42	1,200,000	979,536

REITS - 3.1%
Agree Ltd. Partnership	2.900%	10/01/30	650,000	606,138
Agree Ltd. Partnership	4.800%	10/01/32	715,000	719,906

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 27.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
REITS - 3.1% (Continued)
Alexandria Real Estate Equities, Inc.	2.950%	03/15/34	$1,000,000	$863,653
Alexandria Real Estate Equities, Inc.	4.750%	04/15/35	1,250,000	1,220,759
American Homes 4 Rent, L.P.	5.500%	02/01/34	2,000,000	2,063,836
Boston Properties, L.P.	4.500%	12/01/28	1,250,000	1,249,149
Camden Property Trust	2.800%	05/15/30	1,500,000	1,406,924
Cousins Properties, L.P. (b)	5.375%	02/15/32	1,650,000	1,691,699
Digital Realty Trust, L.P.	5.550%	01/15/28	2,250,000	2,315,999
ERP Operating, L.P.	4.150%	12/01/28	1,250,000	1,253,787
ESSEX Portfolio, L.P.	2.650%	03/15/32	1,500,000	1,336,877
ESSEX Portfolio, L.P.	5.500%	04/01/34	250,000	259,642
Federal Realty Investment Trust	1.250%	02/15/26	515,000	508,741
Federal Realty Investment Trust	5.375%	05/01/28	1,500,000	1,539,674
Kilroy Realty Corp.	2.500%	11/15/32	1,750,000	1,454,037
Kimco Realty Corp.	2.700%	10/01/30	1,750,000	1,620,380
Lexington Realty Trust	2.700%	09/15/30	1,500,000	1,370,570
Mid-America Apartment Communities, Inc.	3.950%	03/15/29	1,750,000	1,736,861
Ontario Teachers Cadillac Fairview Properties Trust (a)	2.500%	10/15/31	1,255,000	1,119,259
Prologis, L.P.	2.875%	10/06/29	1,500,000	1,427,897
Prologis, L.P. (b)	4.625%	01/15/33	1,500,000	1,509,692
Realty Income Corp.	4.700%	12/15/28	1,000,000	1,017,981
Regency Centers, L.P.	5.000%	07/15/32	348,000	356,015
Rexford Industrial Realty, L.P.	5.000%	06/15/28	500,000	508,372
Rexford Industrial Realty, L.P.	2.150%	09/01/31	1,750,000	1,521,696
Sun Communities Operating, L.P.	2.700%	07/15/31	500,000	452,268
UDR, Inc.	1.900%	03/15/33	1,500,000	1,224,712
WP Carey, Inc.	2.450%	02/01/32	1,500,000	1,315,947
				33,672,471
RETAIL - CONSUMER STAPLES - 0.1%
Kroger Co. (The)	5.000%	04/15/42	1,000,000	949,205
Walmart, Inc.	1.800%	09/22/31	500,000	441,127
				1,390,332
RETAIL - DISCRETIONARY - 0.3%
Home Depot, Inc. (The)	3.625%	04/15/52	1,000,000	749,187
Lowe's Cos., Inc.	4.650%	04/15/42	1,000,000	920,887
Lowe's Cos., Inc.	3.000%	10/15/50	500,000	323,491

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 27.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
RETAIL - DISCRETIONARY - 0.3% (Continued)
Lowe's Cos., Inc. (b)	5.625%	04/15/53	$1,000,000	$994,453
				2,988,018
SEMICONDUCTORS - 0.2%
Intel Corp.	4.150%	08/05/32	1,000,000	964,620
Intel Corp.	3.734%	12/08/47	1,000,000	738,615
				1,703,235
SOFTWARE - 0.3%
Microsoft Corp.	2.525%	06/01/50	4,500,000	2,848,824
Microsoft Corp.	2.921%	03/17/52	1,000,000	678,226
				3,527,050
SPECIALTY FINANCE - 0.7%
BlueHub Loan Fund, Inc.	3.099%	01/01/30	1,030,000	960,866
Community Preservation Corp. (The)	2.867%	02/01/30	2,500,000	2,318,408
Low Income Investment Fund	3.386%	07/01/26	115,000	113,243
Low Income Investment Fund, Series 2019	3.711%	07/01/29	1,985,000	1,910,383
USAA Capital Corp. (a)	2.125%	05/01/30	3,000,000	2,748,061
				8,050,961
TECHNOLOGY HARDWARE - 0.4%
Apple, Inc.	3.000%	06/20/27	1,000,000	987,968
Apple, Inc.	2.650%	05/11/50	1,000,000	640,725
Apple, Inc.	2.650%	02/08/51	2,000,000	1,275,995
HP, Inc.	4.750%	01/15/28	1,100,000	1,114,765
HP, Inc.	4.000%	04/15/29	915,000	905,560
				4,925,013
TECHNOLOGY SERVICES - 0.2%
Experian Finance plc (a)	2.750%	03/08/30	635,000	597,062
Moody's Corp.	3.250%	05/20/50	500,000	346,079
Moody's Corp.	3.750%	02/25/52	1,000,000	761,923
				1,705,064
TELECOMMUNICATIONS - 0.5%
AT&T, Inc.	5.250%	03/01/37	500,000	508,641
AT&T, Inc.	4.750%	05/15/46	2,000,000	1,785,947
Verizon Communications, Inc.	3.875%	02/08/29	1,000,000	992,798
Verizon Communications, Inc.	1.500%	09/18/30	1,000,000	874,195
Verizon Communications, Inc.	2.987%	10/30/56	1,799,000	1,109,246
				5,270,827

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 27.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
TRANSPORTATION & LOGISTICS - 1.0%
Burlington Northern Santa Fe, LLC	5.750%	05/01/40	$2,078,000	$2,197,184
Canadian Pacific Railway Co.	2.050%	03/05/30	1,750,000	1,594,376
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	952,069
Norfolk Southern Corp.	3.050%	05/15/50	1,500,000	1,016,748
Penske Truck Leasing Co. (a)	5.750%	05/24/26	500,000	503,963
TTX Co. (a)	4.600%	02/01/49	280,000	247,941
TTX Co. (a)(b)	5.650%	12/01/52	500,000	512,629
Union Pacific Corp.	4.950%	09/09/52	2,000,000	1,863,660
United Parcel Service, Inc.	5.950%	05/14/55	2,000,000	2,088,685
				10,977,255
TRANSPORTATION EQUIPMENT - 0.1%
Ryder System, Inc.	5.650%	03/01/28	1,250,000	1,294,388

WHOLESALE - CONSUMER STAPLES - 0.1%
Sysco Corp.	2.400%	02/15/30	1,750,000	1,619,075

TOTAL CORPORATE BONDS (COST $321,593,293)				$295,816,812

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Impact Capital, Inc. (e)	2.500%	12/15/25	$650,000	$645,698
Calvert Impact Capital, Inc. (e)	4.000%	06/15/28	1,200,000	1,156,784
Calvert Impact Capital, Inc. (e)	5.000%	12/15/28	450,000	443,642
Calvert Impact Capital, Inc. (e)	5.000%	06/15/29	1,800,000	1,756,263
Calvert Impact Capital, Inc. (e)	4.500%	12/14/29	550,000	528,936
Calvert Impact Capital, Inc. (e)	4.500%	06/14/30	1,800,000	1,705,406
Calvert Impact Climate, Inc. (e)	5.500%	12/15/53	991,134	872,561
Capital Impact Partners Investment (e)	4.500%	12/15/25	550,000	550,480
Capital Impact Partners Investment (e)	4.500%	06/15/26	1,800,000	1,805,336

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE NOTES - 0.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9% (Continued)
Capital Impact Partners Investment (e)	5.000%	12/15/26	$500,000	$503,425
TOTAL CORPORATE NOTES (COST $10,291,134)				$9,968,531

FOREIGN GOVERNMENTS - 5.0%	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN AGENCY - 0.9%
BNG Bank N.V. (a)	0.500%	11/24/25	$2,000,000	$1,989,194
Kreditanstalt Fur Wiederafbau	4.375%	02/28/34	7,500,000	7,653,113
				9,642,307
SUPRANATIONAL - 4.1%
African Development Bank	3.500%	09/18/29	2,000,000	1,981,841
Asian Development Bank	3.125%	09/26/28	1,000,000	983,906
Central American Bank for Economic Integration (a)	1.140%	02/09/26	1,200,000	1,186,582
European Investment Bank	2.125%	04/13/26	1,000,000	990,424
European Investment Bank	2.375%	05/24/27	4,000,000	3,915,898
Inter-American Development Bank	0.625%	09/16/27	7,000,000	6,599,327
Inter-American Development Bank	3.500%	04/12/33	3,000,000	2,887,467
Inter-American Development Bank	4.375%	01/24/44	3,000,000	2,829,854
International Bank for Reconstruction & Development	3.126%	11/20/25	1,000,000	998,446
International Bank for Reconstruction & Development	0.875%	07/15/26	3,000,000	2,930,805
International Bank for Reconstruction & Development	3.125%	06/15/27	4,000,000	3,962,045
International Bank for Reconstruction & Development	4.750%	11/14/33	6,000,000	6,272,029
International Development Association (a)(b)	0.876%	04/28/26	2,000,000	1,964,884
International Development Association (a)	4.500%	02/12/35	4,000,000	4,080,903
International Finance Corp., Series GMTN	2.126%	04/07/26	3,000,000	2,971,586

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

FOREIGN GOVERNMENTS - 5.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SUPRANATIONAL - 4.1% (Continued)
International Finance Corp., Series 2622	4.375%	01/15/27	$1,000,000	$1,007,079
				45,563,076

TOTAL FOREIGN GOVERNMENTS (COST $55,277,308)				$55,205,383

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0% (d)	Coupon	Maturity	Principal Amount	Fair Value
Commercial Mortgage Pass-Through Certificates, Class A-3 (COST $33,484)	2.853%	10/17/45	$32,965	$31,932

U.S. GOVERNMENT AGENCIES - 57.2%	Coupon	Maturity	Principal Amount	Fair Value
DEVELOPMENT FINANCE CORPORATION - 0.7%
DFC	4.469%	09/15/26	$166,667	$166,667
DFC	1.590%	04/15/28	2,000,000	1,910,539
DFC	1.650%	04/15/28	3,500,000	3,367,816
DFC	3.130%	04/15/28	1,000,000	981,804
DFC	3.540%	06/15/30	279,428	275,100
DFC	3.520%	09/20/32	500,000	488,172
				7,190,098
FEDERAL FARM CREDIT BANK - 0.3%
FFCB	1.950%	08/13/40	4,937,000	3,369,814

FEDERAL HOME LOAN BANK - 6.9%
FHLB	1.250%	12/21/26	4,000,000	3,884,974
FHLB	4.125%	01/15/27	7,000,000	7,045,139
FHLB	4.250%	12/10/27	11,000,000	11,116,178
FHLB	4.500%	03/10/28	3,000,000	3,056,054
FHLB	4.000%	06/30/28	3,200,000	3,234,100
FHLB	3.250%	11/16/28	13,000,000	12,884,897
FHLB	5.500%	07/15/36	18,620,000	20,382,716
FHLB	2.590%	03/19/40	4,000,000	2,983,542
FHLB	2.340%	03/26/40	1,000,000	733,018

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 57.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN BANK - 6.9% (Continued)
FHLB	2.070%	06/29/40	$1,715,000	$1,202,972
FHLB	2.010%	07/16/40	2,685,000	1,843,040
FHLB	5.250%	03/11/44	7,200,000	7,402,753
				75,769,383
FEDERAL HOME LOAN MORTGAGE CORPORATION - 22.6%
FHLMC	2.875%	04/25/26	3,000,000	2,982,188
FHLMC	6.000%	04/01/27	9,049	9,249
FHLMC	2.500%	10/01/27	69,837	68,873
FHLMC	2.738%	04/25/29	1,459,234	1,430,071
FHLMC	2.939%	04/25/29	7,000,000	6,735,902
FHLMC	2.412%	08/25/29	5,780,000	5,454,537
FHLMC	7.000%	02/01/30	6,629	6,928
FHLMC	1.297%	06/25/30	13,000,000	11,471,140
FHLMC	7.500%	07/01/30	10,081	10,317
FHLMC	1.406%	08/25/30	2,000,000	1,769,346
FHLMC	1.503%	09/25/30	5,324,300	4,722,732
FHLMC	1.487%	11/25/30	16,167,800	14,259,000
FHLMC	1.878%	01/25/31	2,720,745	2,445,743
FHLMC	2.000%	01/25/31	3,328,000	2,981,502
FHLMC	7.000%	03/01/31	11,271	11,778
FHLMC	1.777%	10/25/31	5,000,000	4,382,791
FHLMC	2.154%	10/25/31	4,000,000	3,572,190
FHLMC	2.091%	11/25/31	11,700,000	10,378,606
FHLMC	2.127%	11/25/31	9,000,000	8,008,921
FHLMC	2.250%	01/25/32	5,000,000	4,464,955
FHLMC	2.450%	04/25/32	7,100,000	6,382,353
FHLMC	2.650%	05/25/32	12,450,000	11,298,124
FHLMC	6.250%	07/15/32	7,050,000	8,002,718
FHLMC	3.123%	08/25/32	5,710,000	5,321,035
FHLMC	3.000%	11/01/32	202,260	196,192
FHLMC	3.000%	11/01/32	270,964	262,826
FHLMC	2.459%	07/25/33	3,000,000	2,564,222
FHLMC	5.500%	11/01/33	11,581	11,691
FHLMC (H15T1Y + 223.10) (c)	6.231%	05/01/34	15,528	15,983
FHLMC	1.783%	06/25/34	2,084,061	1,732,087

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 57.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 22.6% (Continued)
FHLMC	5.000%	07/01/35	$32,279	$32,894
FHLMC	4.500%	10/01/35	47,073	47,474
FHLMC	2.438%	02/25/36	4,000,000	3,290,296
FHLMC	5.500%	03/01/36	13,346	13,902
FHLMC	1.500%	04/01/36	4,058,888	3,641,791
FHLMC	5.500%	06/01/36	18,696	19,476
FHLMC	6.000%	06/01/36	17,721	18,478
FHLMC	5.500%	12/01/36	15,417	16,060
FHLMC	2.000%	02/01/37	3,291,305	3,024,639
FHLMC	6.000%	08/01/37	6,744	7,092
FHLMC	5.000%	03/01/38	81,333	83,489
FHLMC	0.000%	11/15/38	4,331,000	2,350,288
FHLMC	4.500%	06/01/39	84,073	84,713
FHLMC	5.000%	06/01/39	130,083	133,389
FHLMC	4.500%	07/01/39	83,936	84,524
FHLMC	4.500%	11/01/39	76,732	77,222
FHLMC	4.500%	09/01/40	121,170	121,434
FHLMC	4.500%	05/01/41	238,484	238,855
FHLMC	4.500%	07/01/41	262,322	262,945
FHLMC	5.000%	09/01/41	107,763	110,493
FHLMC	3.500%	10/01/41	128,908	123,072
FHLMC	4.000%	10/01/41	144,553	140,759
FHLMC	3.500%	02/01/42	234,340	222,327
FHLMC	4.000%	02/01/42	61,078	59,525
FHLMC	3.500%	06/01/42	266,433	252,774
FHLMC	3.500%	06/01/42	271,070	257,342
FHLMC	3.500%	08/01/42	317,433	300,570
FHLMC	3.000%	11/01/42	610,811	562,595
FHLMC	3.000%	01/01/43	349,181	321,507
FHLMC	3.000%	05/01/43	455,453	419,121
FHLMC	3.500%	10/01/44	266,873	251,252
FHLMC	3.500%	11/01/44	241,804	227,601
FHLMC	3.500%	04/01/45	305,096	286,811
FHLMC	3.000%	05/01/46	528,555	478,241
FHLMC	3.000%	12/01/46	1,301,449	1,177,831

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 57.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 22.6% (Continued)
FHLMC	3.500%	03/01/48	$1,426,340	$1,333,258
FHLMC	3.500%	03/01/49	395,916	366,737
FHLMC	3.500%	07/01/49	640,007	591,709
FHLMC	3.000%	09/01/49	756,267	672,550
FHLMC	3.000%	07/01/50	1,870,812	1,650,130
FHLMC	2.000%	08/01/50	2,730,375	2,216,833
FHLMC	2.050%	08/19/50	2,500,000	1,374,294
FHLMC	2.000%	01/01/51	6,725,035	5,472,694
FHLMC	2.500%	04/01/51	6,582,227	5,593,519
FHLMC	2.000%	08/01/51	2,800,273	2,270,446
FHLMC	2.500%	09/01/51	2,587,031	2,185,752
FHLMC	2.000%	01/01/52	5,015,060	4,065,362
FHLMC	2.500%	02/01/52	5,473,318	4,628,072
FHLMC	2.000%	04/01/52	4,142,388	3,346,379
FHLMC	3.000%	04/01/52	4,777,734	4,206,918
FHLMC	2.500%	05/01/52	5,781,123	4,878,327
FHLMC	3.000%	05/01/52	8,133,413	7,160,200
FHLMC	3.000%	07/01/52	15,145,172	13,311,886
FHLMC	4.000%	07/01/52	4,884,441	4,616,372
FHLMC	4.000%	08/01/52	4,939,194	4,668,117
FHLMC	3.500%	09/01/52	10,894,519	9,970,696
FHLMC	4.500%	09/01/52	8,264,129	8,059,017
FHLMC	4.000%	10/01/52	9,970,210	9,418,369
FHLMC	5.500%	05/01/53	5,603,008	5,672,480
				247,424,899
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.6%
FNMA	3.500%	10/01/25	18	18
FNMA	5.000%	10/01/25	13	13
FNMA	5.500%	11/01/25	5	5
FNMA	4.000%	03/01/26	7,567	7,539
FNMA	2.910%	04/01/26	3,000,000	2,975,625
FNMA	2.125%	04/24/26	2,000,000	1,980,917
FNMA	2.500%	09/01/27	71,346	70,322
FNMA	0.750%	10/08/27	8,000,000	7,559,984
FNMA	2.500%	11/01/27	123,018	121,194

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 57.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.6% (Continued)
FNMA	2.500%	01/01/28	$80,702	$79,426
FNMA (c)	3.421%	06/25/28	1,578,585	1,555,147
FNMA	3.661%	09/25/28	2,836,342	2,800,968
FNMA	2.530%	05/01/29	3,949,068	3,746,963
FNMA	2.522%	08/27/29	5,251,836	4,966,126
FNMA	0.875%	08/05/30	24,000,000	20,980,344
FNMA	6.625%	11/15/30	12,750,000	14,410,859
FNMA (c)	1.517%	11/25/30	3,000,000	2,607,158
FNMA	1.249%	12/25/30	4,000,000	3,447,848
FNMA (c)	1.428%	12/25/30	5,000,000	4,345,545
FNMA	1.286%	01/25/31	16,000,000	13,876,622
FNMA	1.410%	02/01/31	3,000,000	2,609,617
FNMA	1.421%	03/25/31	1,000,000	859,002
FNMA	1.820%	06/01/31	2,000,000	1,749,071
FNMA	1.583%	09/25/31	1,125,000	970,614
FNMA	2.000%	01/01/32	688,824	655,416
FNMA	3.759%	08/25/32	6,000,000	5,780,915
FNMA	1.740%	11/25/32	5,000,000	4,234,042
FNMA	3.000%	12/01/32	303,220	292,551
FNMA	4.648%	04/25/33	2,000,000	2,013,351
FNMA	6.000%	10/01/33	7,740	7,933
FNMA	5.500%	02/01/34	14,360	14,727
FNMA (H15T1Y + 211.70) (c)	6.340%	05/01/34	12,123	12,352
FNMA	6.000%	11/01/34	33,305	34,682
FNMA	5.500%	01/01/35	20,661	21,664
FNMA	2.500%	02/01/35	778,227	739,596
FNMA	5.000%	10/01/35	31,070	31,804
FNMA	5.500%	10/01/35	37,121	38,623
FNMA	6.000%	10/01/35	17,848	18,413
FNMA	5.500%	06/01/36	9,128	9,469
FNMA	6.000%	06/01/36	9,859	10,389
FNMA	5.500%	11/01/36	14,038	14,607
FNMA (RFUCCT1Y + 156.50) (c)	6.440%	05/01/37	1,790	1,803
FNMA	5.625%	07/15/37	14,250,000	15,763,046
FNMA	2.500%	10/25/37	1,304,062	1,171,748

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 57.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.6% (Continued)
FNMA	4.500%	09/01/40	$70,164	$70,312
FNMA	4.500%	10/01/40	69,058	69,182
FNMA	4.000%	12/01/40	186,218	181,575
FNMA	4.000%	01/01/41	127,067	123,820
FNMA	3.500%	02/01/41	193,148	184,283
FNMA	4.000%	10/01/41	100,875	98,172
FNMA	4.000%	11/01/41	115,271	112,183
FNMA	4.000%	12/01/41	196,601	191,211
FNMA	4.000%	12/01/41	137,494	133,725
FNMA	4.000%	01/01/42	439,290	429,632
FNMA	3.500%	05/01/42	228,552	216,574
FNMA	3.000%	06/01/42	429,613	395,358
FNMA	3.000%	08/01/42	342,340	315,044
FNMA	3.000%	08/01/42	314,377	289,310
FNMA	3.500%	12/01/42	455,625	431,465
FNMA	3.000%	06/01/43	393,346	361,616
FNMA	4.000%	12/01/44	515,546	500,207
FNMA	3.500%	05/01/45	605,402	569,149
FNMA	3.000%	04/01/46	516,630	467,632
FNMA	3.500%	11/01/46	861,222	809,656
FNMA	4.000%	10/01/48	389,869	374,402
FNMA	4.000%	11/01/48	1,097,219	1,048,547
FNMA	3.500%	05/01/49	322,550	298,275
FNMA	4.000%	06/01/49	493,220	467,941
FNMA	3.500%	08/01/49	1,307,587	1,208,280
FNMA	3.000%	09/01/49	725,917	645,559
FNMA	3.000%	06/01/50	1,499,891	1,333,130
FNMA	2.500%	07/01/50	2,493,140	2,125,332
FNMA	2.500%	08/01/50	1,763,774	1,501,937
FNMA	3.000%	08/01/50	2,660,772	2,362,461
FNMA	2.000%	11/01/50	4,532,173	3,690,081
FNMA	2.000%	01/01/51	8,105,398	6,594,316
FNMA	2.000%	02/01/51	4,813,459	3,908,081
FNMA	2.500%	04/01/51	13,407,308	11,378,819
FNMA	2.000%	08/01/51	11,414,869	9,266,452

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 57.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.6% (Continued)
FNMA	2.000%	11/01/51	$4,748,208	$3,849,259
FNMA	2.500%	12/01/51	7,553,100	6,390,577
FNMA	2.500%	05/01/52	4,953,295	4,193,609
FNMA	3.500%	05/01/52	14,136,304	12,938,373
FNMA	3.500%	05/01/52	6,771,202	6,188,702
FNMA	3.000%	07/01/52	4,193,305	3,690,814
FNMA	4.500%	07/01/52	11,780,260	11,481,804
FNMA	4.500%	08/01/52	5,527,331	5,386,722
FNMA	3.500%	09/01/52	4,207,352	3,850,144
FNMA	4.000%	09/01/52	12,239,245	11,576,922
FNMA	4.500%	10/01/52	6,338,002	6,180,696
FNMA	5.000%	04/01/53	9,043,700	9,010,742
FNMA	5.000%	06/01/53	3,581,146	3,566,250
FNMA	5.000%	10/01/53	6,164,492	6,134,083
				269,180,474
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.7%
GNMA	7.000%	12/20/30	4,370	4,480
GNMA	7.000%	10/20/31	3,447	3,649
GNMA	7.000%	03/20/32	15,545	16,122
GNMA (H15T1Y + 150.00) (c)	5.625%	01/20/34	9,955	10,108
GNMA	5.500%	10/20/38	4,506	4,485
GNMA	6.500%	11/20/38	2,787	2,880
GNMA	3.500%	08/20/52	3,547,898	3,247,327
GNMA	3.500%	11/20/52	4,175,641	3,821,779
				7,110,830
SMALL BUSINESS ADMINISTRATION - 0.0% (d)
SBA (Prime - 2.65) (c)	4.850%	02/25/32	3,815	3,783

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 57.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
TENNESSEE VALLEY AUTHORITY - 1.4%
TVA	4.250%	09/15/52	$5,000,000	$4,270,939
TVA	5.250%	02/01/55	5,500,000	5,497,952
TVA	4.250%	09/15/65	7,000,000	5,785,408
				15,554,299

TOTAL U.S. GOVERNMENT AGENCIES (COST $642,730,575)				$625,603,580

MONEY MARKET FUNDS - 2.6%			Shares	Fair Value
First American Government Obligations Fund - Class X, 4.05% (f) (COST $27,982,490)			27,982,490	$27,982,490

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.9%			Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.22% (f)(g) (COST $9,367,385)			9,367,385	$9,367,385

INVESTMENT COMPANIES - 0.3%			Shares	Fair Value
Impax High Yield Bond Fund - Institutional Class (COST $4,199,236)			530,984	$3,276,170

TOTAL INVESTMENTS - (COST $1,146,580,092) - 100.6%				$1,100,859,840

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6%)				(6,213,807)

NET ASSETS - 100.0%				$1,094,646,033

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

(a)	144a security may only be resold to qualified institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. As of September 30, 2025, these securities have a value of $114,520,842 or 10.5% of net assets.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $9,171,265.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	$650,000	$645,698	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	1,200,000	1,156,784	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	450,000	443,642	0.0	%(d)
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	1,800,000	1,756,263	0.2%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	550,000	528,936	0.0	%(d)
Calvert Impact Capital, Inc., 4.500%, 06/14/30	06/13/25	1,800,000	1,705,406	0.1%
Calvert Impact Climate, Inc., 5.500%, 12/15/53	10/13/23	991,134	872,561	0.1%
Capital Impact Partners Investment, 4.500%, 12/15/25	12/16/24	550,000	550,480	0.1%
Capital Impact Partners Investment, 4.500%, 06/15/26	06/17/25	1,800,000	1,805,336	0.2%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	500,000	503,425	0.0	%(d)
		$10,291,134	$9,968,531	0.9%

(f)	The rate shown is the 7-day effective yield as of September 30, 2025.
(g)	The security was purchased with cash collateral received from securities on loan.

GMTN - Global Medium-Term Note
H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year plc - Public Liability Company
REIT - Real Estate Investment Trust
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR - Secured Overnight Financing Rate
TSFR - CME Term SOFR

Schedule of Portfolio Investments

Praxis International Index Fund

September 30, 2025 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Fair Value
AUSTRALIA - 4.1%
ANZ Group Holdings Ltd.	40,646	$893,056
BlueScope Steel Ltd.	21,201	318,260
Brambles Ltd.	133,068	2,183,319
Commonwealth Bank of Australia	29,614	3,269,981
Computershare Ltd.	20,272	486,716
CSL Ltd. - ADR	7,282	476,971
CSL Ltd.	3,640	477,306
Dexus	232,164	1,102,837
Goodman Group	53,074	1,151,019
GPT Group (The)	90,335	320,939
Mirvac Group	249,710	375,019
National Australia Bank Ltd.	36,653	1,070,612
Pro Medicus Ltd.	1,803	367,745
Scentre Group	526,498	1,421,179
SEEK Ltd.	39,173	738,883
Sonic Healthcare Ltd.	11,426	162,073
Stockland	177,423	718,378
Transurban Group	260,568	2,378,987
Vicinity Centres	397,679	663,018
Wesfarmers Ltd.	32,429	1,974,275
Woodside Energy Group Ltd.	80,841	1,231,735
		21,782,308
AUSTRIA - 0.3%
Erste Group Bank AG	5,331	520,708
Verbund AG	6,899	501,348
voestalpine AG	12,072	430,556
		1,452,612
BELGIUM - 0.9%
Elia Group S.A. / N.V.	4,796	552,627
KBC Group N.V.	12,677	1,509,840
Sofina S.A.	1,200	353,604
UCB S.A.	9,252	2,552,500
		4,968,571
BERMUDA - 0.6%
Credicorp Ltd.	9,750	2,596,230

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
BERMUDA - 0.6% (Continued)
Orient Overseas International Ltd.	34,000	$551,822
		3,148,052
BRAZIL - 1.3%
Banco do Brasil S.A. - ADR	196,076	831,362
Banco Santander Brasil S.A. - ADR	65,143	364,149
MBRF Global Foods Co. S.A. - ADR	67,105	238,892
Suzano S.A. - ADR (a)	84,081	790,362
Telefónica Brasil S.A. - ADR	259,146	3,304,112
TIM S.A. - ADR (a)	72,269	1,613,044
		7,141,921
CANADA - 7.9%
Agnico Eagle Mines Ltd.	2,236	376,900
Bank of Montreal (a)	17,350	2,259,838
Bank of Nova Scotia (The)	10,199	659,365
Brookfield Corp. (a)	11,000	754,380
Canadian Imperial Bank of Commerce	25,453	2,033,440
Canadian National Railway Co.	15,841	1,493,806
Canadian Pacific Kansas City Ltd.	16,665	1,241,376
CGI, Inc.	8,100	721,953
Dollarama, Inc.	5,705	752,521
Fortis, Inc.	5,051	256,288
Franco-Nevada Corp. (a)	12,999	2,897,607
Gildan Activewear, Inc. (a)	18,362	1,061,324
Manulife Financial Corp.	75,463	2,350,672
National Bank of Canada	5,063	537,902
Nutrien Ltd.	9,260	543,655
Pembina Pipeline Corp. (a)	55,575	2,248,565
RB Global, Inc. (a)	6,407	694,263
Restaurant Brands International, Inc. (a)	11,589	743,318
Royal Bank of Canada	26,330	3,878,936
Shopify, Inc. - Class A (b)	18,309	2,720,900
Stantec, Inc.	6,147	662,647
Sun Life Financial, Inc.	28,402	1,704,972
Teck Resources Ltd. - Class B (a)	42,461	1,863,613
Thomson Reuters Corp.	17,868	2,775,436
Toronto-Dominion Bank (The)	23,372	1,868,591

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
CANADA - 7.9% (Continued)
Wheaton Precious Metals Corp.	35,850	$4,009,464
WSP Global, Inc.	5,799	1,139,837
		42,251,569
CAYMAN ISLANDS - 4.8%
Akeso, Inc. (b)	20,000	362,895
Alibaba Group Holding Ltd. - ADR (a)	36,422	6,509,704
BeOne Medicines Ltd. - ADR (a)(b)	2,287	779,181
China Literature Ltd. (b)	97,400	494,143
CK Asset Holdings Ltd.	133,000	644,674
ENN Energy Holdings Ltd.	60,300	498,635
Hansoh Pharmaceutical Group Co. Ltd.	102,000	472,653
Li Auto, Inc. - ADR (a)(b)	13,041	330,459
Meituan - ADR (a)(b)	37,651	1,004,529
Shenzhou International Group Holdings Ltd.	61,800	489,596
Tencent Holdings Ltd. - ADR	114,280	9,730,942
Trip.com Group Ltd. - ADR	19,946	1,499,939
Vipshop Holdings Ltd. - ADR	21,137	415,131
WuXi Biologics Cayman, Inc. (b)	288,500	1,519,268
XPeng, Inc. - ADR (a)(b)	27,625	646,977
		25,398,726
CHILE - 0.2%
Banco de Chile - ADR	18,637	564,701
Sociedad Quimica y Minera de Chile S.A. - ADR (a)(b)	12,932	555,818
		1,120,519
CHINA - 3.2%
Agricultural Bank of China Ltd. - H Shares	2,216,000	1,495,015
ANTA Sports Products Ltd.	61,600	740,132
Bank of China Ltd. - H Shares	3,583,000	1,961,431
BYD Co. Ltd. - ADR	36,024	507,578
BYD Co. Ltd. - H Shares	49,500	700,976
China CITIC Bank Corp. Ltd. - H Shares	1,185,000	1,018,735
China Merchants Bank Co. Ltd. - H Shares	83,000	498,734
China Minsheng Banking Corp. Ltd. - H Shares	1,287,000	679,731
COSCO SHIPPING Holdings Co. Ltd. - H Shares	186,000	289,450
Guotai Haitong Securities Co. Ltd. - H Shares	539,200	1,112,787
Industrial & Commercial Bank of China Ltd. - H Shares	1,755,000	1,294,511

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
CHINA - 3.2% (Continued)
Jiangsu Expressway Co. Ltd. - H Shares	1,248,000	$1,446,564
PICC Property & Casualty Co. Ltd. - H Shares	294,000	663,420
Ping An Insurance Group Co. of China Ltd. - H Shares	334,818	2,282,500
Postal Savings Bank of China Co. Ltd. - H Shares	615,000	431,503
Sinopharm Group Co. Ltd. - H Shares	382,000	900,283
Weichai Power Co. Ltd. - H Shares	171,000	306,540
Yum China Holdings, Inc.	12,344	529,804
Zhejiang Leapmotor Technology Co. Ltd. (b)	35,700	304,387
		17,164,081
COLOMBIA - 0.5%
Grupo Cibest S.A. - ADR	50,160	2,605,310

DENMARK - 1.1%
A.P. Moller-Maersk A/S - Series B	317	621,458
Coloplast A/S - Series B	1,322	112,899
DSV A/S	4,551	905,078
Genmab A/S - ADR (b)	6,790	208,249
Novo Nordisk A/S - ADR (a)	59,796	3,318,080
Novonesis Novozymes - ADR	960	58,685
Orsted A/S - ADR (a)(b)	5,406	73,900
Orsted A/S (b)	6,282	112,188
Vestas Wind Systems A/S	28,304	533,292
		5,943,829
FINLAND - 0.6%
Neste OYJ	55,141	1,008,890
Nokia Corp. - ADR (a)	203,176	977,277
Nordea Bank Abp	38,441	630,022
UPM-Kymmene OYJ	17,277	471,984
		3,088,173
FRANCE - 5.8%
Acciona SA	2,979	597,688
Accor S.A.	4,739	224,210
Air Liquide S.A. - ADR	4	166
Air Liquide S.A.	15,036	3,121,938
AXA S.A.	33,469	1,596,830
Bureau Veritas S.A.	24,613	769,770

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
FRANCE - 5.8% (Continued)
Canal+ S.A.	46,775	$154,124
Capgemini SE	5,588	810,516
Cie Generale des Etablissements Michelin SCA	32,714	1,172,911
Danone S.A.	20,742	1,805,854
Dassault Systemes SE	8,424	281,954
EssilorLuxottica S.A.	6,450	2,089,927
Eurofins Scientific SE	6,072	440,395
Getlink SE	46,322	851,611
Hermes International SCA	830	2,029,690
Kering S.A.	2,777	921,157
Klepierre S.A.	20,396	794,003
Legrand S.A.	15,771	2,603,196
L'Oreal S.A. - ADR (a)	21,745	1,883,987
L'Oreal S.A.	1,380	597,006
Louis Hachette Group	46,775	84,731
Publicis Groupe S.A.	12,555	1,203,912
Sartorius Stedim Biotech	1,868	377,306
Schneider Electric SE - ADR	4,885	273,658
Schneider Electric SE	17,677	4,930,800
Societe Generale S.A. - ADR	8,915	118,659
Societe Generale S.A.	12,929	855,457
Unibail-Rodamco-Westfield - CDI (b)(c)	45,646	246,123
Vivendi SE	1	3
Wendel SE	2,561	245,036
		31,082,618
GERMANY - 4.6%
adidas AG - ADR	5,158	546,593
adidas AG	1,323	278,641
Allianz SE - ADR	76,050	3,191,818
Allianz SE	5,268	2,210,358
Aumovio S.E. (b)	2,165	89,264
Bayerische Moteren Werke AG - ADR	2	67
Bayerische Motoren Werke AG	4,180	419,276
Brenntag SE	15,660	935,776
Commerzbank AG	24,099	907,886
Continental AG	4,331	285,344

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
GERMANY - 4.6% (Continued)
Covestro AG (b)	2,464	$168,586
Deutsche Bank AG (a)	29,519	1,045,268
Deutsche Boerse AG	8,869	2,374,993
Deutsche Post AG - ADR	9,971	444,208
Deutsche Post AG	14,726	655,910
Deutsche Telekom AG - ADR	30,009	1,024,807
Deutsche Telekom AG	25,629	872,854
E.ON SE - ADR	9,923	187,942
Evonik Industries AG	18,750	325,120
Hannover Rueck SE	1,159	349,142
Infineon Technologies AG	10,636	414,552
Mercedes-Benz Group AG	10,751	674,872
Merck KGaA	6,778	870,923
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	94,450	1,208,016
Muenchener Rueckversicherungs-Gesellschaft AG	1,968	1,255,472
Siemens AG	8,885	2,390,751
Telefonica Deutschland Holding AG (b)	124,863	305,781
Vonovia SE	42,825	1,334,825
		24,769,045
HONG KONG - 2.4%
AAC Technologies Holdings, Inc.	92,000	540,755
AIA Group Ltd. - ADR (a)	29,853	1,147,251
AIA Group Ltd.	57,569	552,249
BYD Electronic International Co. Ltd.	86,500	459,519
China Merchants Port Holdings Co. Ltd.	892,000	1,670,094
Fuyao Glass Industry Group Co. Ltd.	50,400	507,118
Geely Automobile Holdings Ltd.	541,000	1,359,129
Guangdong Investment Ltd.	350,000	317,983
Hong Kong Exchanges & Clearing Ltd.	14,978	850,732
Kingsoft Corp. Ltd.	61,000	271,377
Lenovo Group Ltd.	754,000	1,119,103
Link REIT	142,700	733,501
Nongfu Spring Co. Ltd. - H Shares	63,000	436,361
Pop Mart International Group Ltd.	20,600	706,268
Sino Land Co. Ltd.	482,000	610,098

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
HONG KONG - 2.4% (Continued)
Sun Hung Kai Properties Ltd.	120,500	$1,443,177
		12,724,715
INDIA - 4.4%
HDFC Bank Ltd. - ADR	183,554	6,270,205
ICICI Bank Ltd. - ADR	245,727	7,428,327
Infosys Ltd. - ADR (a)	336,981	5,482,681
Wipro Ltd. - ADR (a)	1,556,091	4,092,519
		23,273,732
INDONESIA - 0.4%
Bank Mandiri Persero Tbk PT - ADR	87,101	912,818
Telkom Indonesia Persero Tbk PT - ADR (a)	50,040	941,753
		1,854,571
IRELAND - 0.5%
AIB Group plc	100,681	911,897
CRH plc	11,121	1,333,408
Smurfit WestRock plc	10,065	428,467
		2,673,772
ISRAEL - 0.6%
Check Point Software Technologies Ltd. (b)	2,999	620,523
CyberArk Software Ltd. (b)	2,342	1,131,537
ICL Group Ltd. (a)	148,461	923,428
Nice Ltd. - ADR (a)(b)	2,956	427,970
		3,103,458
ITALY - 2.9%
Enel S.p.A.	63,194	598,407
Generali	24,438	958,527
Intesa Sanpaolo S.p.A. - ADR	2,566	101,845
Intesa Sanpaolo S.p.A.	455,983	3,005,269
Mediobanca Banca di Credito Finanziario S.p.A.	49,451	1,000,573
Moncler S.p.A.	10,592	620,126
Poste Italiane S.p.A.	51,414	1,218,653
Prysmian S.p.A. - ADR	2,358	116,933
Snam S.p.A.	250,989	1,508,056
Terna - Rete Elettrica Nazionale S.p.A.	263,787	2,675,032
UniCredit S.p.A.	49,517	3,747,782
		15,551,203

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
JAPAN - 14.8%
Advantest Corp.	19,200	$1,902,263
Aeon Co. Ltd.	59,400	721,079
Asics Corp.	16,200	424,211
Astellas Pharma, Inc.	28,600	309,566
Bandai Namco Holdings, Inc.	22,000	732,758
Bridgestone Corp.	57,056	2,642,389
Brother Industries Ltd.	29,100	487,768
Canon, Inc.	21,200	621,809
Chugai Pharmaceutical Co. Ltd.	13,500	588,695
Dai Nippon Printing Co. Ltd.	122,636	2,086,287
Daifuku Co. Ltd.	17,400	558,128
Dai-ichi Life Holdings, Inc.	65,384	515,587
Daiichi Sankyo Co. Ltd.	48,830	1,094,717
Daiwa House Industry Co. Ltd.	58,000	2,086,754
Daiwa Securities Group, Inc.	81,800	665,227
Denso Corp.	73,600	1,062,941
Disco Corp.	2,500	786,354
ENEOS Holdings, Inc.	137,900	876,552
FANUC Corp.	19,900	573,586
Fast Retailing Co. Ltd.	4,200	1,279,321
FUJIFILM Holdings Corp. - ADR	26,304	324,854
FUJIFILM Holdings Corp.	5,600	139,407
Fujikura Ltd.	7,400	723,405
Fujitsu Ltd.	48,680	1,146,992
Honda Motor Co. Ltd.	51,700	535,300
Hoya Corp. - ADR	1,273	175,279
Hoya Corp.	6,861	950,042
Ibiden Co. Ltd.	11,500	698,714
Inpex Corp.	41,000	741,164
Kao Corp.	18,400	802,743
KDDI Corp. - ADR	43,814	693,576
Keyence Corp.	3,900	1,455,385
Kubota Corp.	28,800	362,858
Kyocera Corp.	28,900	388,842
Mitsubishi Corp.	66,600	1,590,390
Mitsubishi Estate Co. Ltd.	36,400	837,713

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
JAPAN - 14.8% (Continued)
Mitsubishi UFJ Financial Group, Inc. - ADR (a)	5,599	$89,248
Mitsubishi UFJ Financial Group, Inc.	275,109	4,454,107
MS&AD Insurance Group Holdings, Inc.	31,500	714,931
Murata Manufacturing Co. Ltd.	48,700	927,291
NEC Corp.	51,500	1,650,538
Nidec Corp.	18,200	324,143
Nintendo Co. Ltd. - ADR	96,172	2,052,311
Nintendo Co. Ltd.	3,000	259,796
Nippon Prologis REIT, Inc.	1,003	586,066
Nippon Yusen KK	12,200	416,744
Nomura Holdings, Inc.	51,900	381,003
Nomura Real Estate Holdings, Inc.	56,000	357,551
Nomura Real Estate Master Fund, Inc.	271	293,972
Nomura Research Institute Ltd.	10,900	418,187
Omron Corp. - ADR	2,060	56,320
Oracle Corp. Japan	3,200	326,782
ORIX Corp.	16,800	441,059
Otsuka Holdings Co. Ltd.	4,100	217,913
Pan Pacific International Holdings Corp.	106,500	702,241
PDD Holdings, Inc. - ADR (a)(b)	9,339	1,234,336
Recruit Holdings Co. Ltd - ADR	10,704	114,105
Recruit Holdings Co. Ltd.	35,750	1,925,238
Resona Holdings, Inc.	85,600	874,432
Ricoh Co. Ltd.	40,800	360,497
Seiko Epson Corp.	37,800	485,199
Sekisui House Ltd.	17,600	400,763
Seven & i Holdings Co. Ltd.	52,200	702,867
Shimadzu Corp.	47,900	1,209,923
Shimano, Inc. - ADR	8,840	98,301
Shimano, Inc.	2,884	323,769
Shin-Etsu Chemical Co. Ltd.	17,000	557,944
SoftBank Group Corp. - ADR (a)	4,622	292,573
SoftBank Group Corp.	12,400	1,566,919
Sompo Holdings, Inc.	12,900	399,128
Sony Financial Group, Inc. (b)	10,000	11,091
Sony Group Corp. - ADR (a)	101,690	2,927,655

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
JAPAN - 14.8% (Continued)
Sony Group Corp.	10,000	$288,031
Sumitomo Electric Industries Ltd.	17,200	490,644
Sumitomo Mitsui Financial Group, Inc. - ADR (a)	88,295	1,478,058
Sumitomo Mitsui Financial Group, Inc.	39,600	1,118,375
Sumitomo Mitsui Trust Group, Inc.	39,200	1,139,686
Sysmex Corp. - ADR	4,276	52,210
Takeda Pharmaceutical Co. Ltd.	32,800	957,164
TDK Corp.	79,900	1,160,951
Terumo Corp.	21,944	362,553
Tokio Marine Holdings, Inc.	53,500	2,268,212
Tokyo Electron Ltd. - ADR	3,728	334,029
Tokyo Electron Ltd.	7,300	1,301,367
TOPPAN Holdings, Inc.	34,400	882,880
Toray Industries, Inc.	104,200	666,145
Toyota Motor Corp. - ADR (a)	15,291	2,921,957
USS Co. Ltd.	90,440	1,038,250
Yamaha Corp.	35,700	237,596
Yamaha Motor Co. Ltd.	191,000	1,433,798
Yokogawa Electric Corp.	36,800	1,058,959
		78,928,464
JERSEY - 0.2%
Experian plc - ADR	13,048	655,140
Experian plc	11,159	558,588
		1,213,728
MEXICO - 0.9%
Fomento Economico Mexicano S.A.B. de C.V. - ADR	13,198	1,301,719
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	2,661	631,163
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	3,153	1,019,459
Grupo Financiero Banorte S.A.B. de C.V. - ADR	14,433	724,248
Wal-Mart de Mexico S.A.B. de C.V. - ADR (a)	27,641	852,448
		4,529,037
NETHERLANDS - 2.1%
Adyen N.V. (b)	421	674,648
Akzo Nobel N.V. - ADR	2	48
Argenx SE - ADR (b)	1,526	1,125,517
ASM International N.V. - ADR	216	129,816

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
NETHERLANDS - 2.1% (Continued)
ASML Holding N.V. - ADR	6,542	$6,333,245
Havas N.V.	46,775	85,966
Prosus N.V.	23,786	1,673,788
Randstad N.V.	12,061	512,146
Stellantis N.V.	21,320	197,006
Universal Music Group N.V. - ADR	7,262	104,791
Wolters Kluwer N.V.	3,748	511,071
		11,348,042
NEW ZEALAND - 0.1%
Auckland International Airport Ltd.	57,418	262,323
Meridian Energy Ltd.	110,307	356,221
		618,544
NORWAY - 1.2%
Aker BP ASA	66,958	1,698,003
DNB Bank ASA	30,272	823,483
Equinor ASA - ADR (a)	71,359	1,739,732
Norsk Hydro ASA	254,823	1,725,954
Yara International ASA	14,637	534,703
		6,521,875
PORTUGAL - 0.3%
Galp Energia SGPS S.A.	67,137	1,268,966
Jeronimo Martins SGPS S.A.	12,929	314,194
		1,583,160
RUSSIA - 0.0% (d)
Mobile TeleSystems PJSC - ADR (b)(c)(e)	86,910	869

SINGAPORE - 1.0%
BOC Aviation Ltd.	135,400	1,211,001
CapitaLand Integrated Commercial Trust	528,612	938,469
CapitaLand Investment Ltd.	281,500	587,054
City Developments Ltd.	152,800	819,741
DBS Group Holdings Ltd. - ADR	12,531	1,983,156
		5,539,421
SOUTH AFRICA - 1.5%
Bid Corp. Ltd.	24,548	614,435
FirstRand Ltd.	265,164	1,192,442

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
SOUTH AFRICA - 1.5% (Continued)
Mr Price Group Ltd.	70,832	$835,499
MTN Group Ltd.	49,082	412,112
Naspers Ltd. - Class N - ADR	30,055	2,183,045
Reinet Investments SCA	16,974	496,365
Standard Bank Group Ltd.	126,812	1,735,860
Valterra Platinum Ltd.	4,127	294,171
		7,763,929
SOUTH KOREA - 3.8%
Celltrion, Inc.	3,594	443,957
KB Financial Group, Inc. - ADR	19,354	1,604,640
KB Financial Group, Inc.	3,184	261,980
KT Corp. - ADR	39,515	770,543
LG Chem Ltd.	4,745	939,711
LG Display Co. Ltd. - ADR (b)	1	5
NAVER Corp.	10,156	1,942,586
POSCO Holdings, Inc. - ADR	1,694	83,362
POSCO Holdings, Inc.	5,114	1,005,502
Samsung Electronics Co. Ltd.	112,104	6,700,333
Shinhan Financial Group Co. Ltd. - ADR	10,792	543,593
Shinhan Financial Group Co. Ltd.	15,559	784,745
SK Hynix, Inc.	13,300	3,292,454
SK Telecom Co. Ltd. - ADR	2	43
Woori Financial Group, Inc. - ADR	34,279	1,924,766
		20,298,220
SPAIN - 2.7%
Aena S.M.E. S.A.	55,250	1,509,354
Amadeus IT Group S.A.	10,027	794,579
Banco Bilbao Vizcaya Argentaria S.A. - ADR	24,792	477,246
Banco Bilbao Vizcaya Argentaria S.A.	17,790	341,264
Banco Santander S.A.	51,429	535,784
CaixaBank S.A.	173,802	1,825,350
Cellnex Telecom S.A.	13,610	471,189
Iberdrola S.A.	112,778	2,132,296
Industria de Diseno Textil S.A.	39,262	2,164,987
International Consolidated Airlines Group S.A.	68,747	356,980
Naturgy Energy Group S.A.	12,657	393,172

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
SPAIN - 2.7% (Continued)
Repsol S.A.	170,518	$3,015,794
Telefónica S.A.	92,766	478,968
		14,496,963
SWEDEN - 1.5%
Atlas Copco AB - A Shares	46,116	778,343
Atlas Copco AB - Class A - ADR	5,893	100,122
Boliden AB (b)	39,793	1,617,560
Epiroc AB - Class A	21,893	461,363
Industrivarden AB - A Shares	23,389	927,147
Investor AB - B Shares	74,604	2,330,122
Securitas AB - B Shares	19,191	288,640
SKF AB - B Shares	23,849	590,737
Telefonaktiebolaget LM Ericsson - B Shares	76,365	631,382
		7,725,416
SWITZERLAND - 4.9%
ABB Ltd. - ADR	58,667	4,221,091
ABB Ltd.	5,783	416,439
Accelleron Industries AG	1,953	163,818
Alcon, Inc. (a)	5,312	395,797
Amrize Ltd. (b)	8,532	411,492
Geberit AG	1,300	975,339
Givaudan S.A.	208	844,553
Holcim Ltd.	8,532	721,799
Julius Baer Group Ltd.	9,346	645,305
Logitech International S.A. (a)	4,776	523,832
Lonza Group AG	1,170	77,969
Lonza Group AG	2,065	1,367,691
Nestlé S.A. - ADR	34,476	3,163,862
Nestlé S.A.	4,473	410,611
Roche Holding AG - ADR (a)	64,072	2,678,850
Roche Holding AG	1,846	602,740
Schindler Holding AG	1,446	520,457
Sika AG	852	189,562
Sonova Holding AG	821	223,406
Swiss Life Holding AG	1,691	1,817,635
Swiss Re AG	9,611	1,775,522

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
SWITZERLAND - 4.9% (Continued)
UBS Group AG	39,428	$1,610,327
UBS Group AG (a)	6,351	260,391
Zurich Insurance Group AG - ADR	53,580	1,916,557
Zurich Insurance Group AG	492	350,214
		26,285,259
TAIWAN - 7.6%
ASE Technology Holding Co. Ltd. - ADR (a)	193,226	2,142,876
AUO Corp. - ADR	115,722	556,623
Chunghwa Telecom Co. Ltd. - ADR	133,353	5,816,858
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	108,740	30,369,995
United Microelectronics Corp. - ADR (a)	243,306	1,844,259
		40,730,611
TURKEY - 0.2%
Turkcell Iletisim Hizmetleri A.S. - ADR (a)	205,148	1,234,991

UNITED KINGDOM - 8.3%
3i Group plc	68,813	3,784,229
Anglo American plc	16,527	619,026
Antofagasta plc	39,339	1,455,472
Ashtead Group plc	15,878	1,060,242
AstraZeneca plc - ADR	46,514	3,568,554
Aviva plc	75,450	695,900
Barratt Redrow plc	104,084	545,792
Burberry Group plc (b)	26,668	418,912
Coca-Cola Europacific Partners plc	21,706	1,962,439
Compass Group plc	35,682	1,213,634
GSK plc - ADR (a)	48,475	2,092,181
GSK plc	17,282	365,954
Haleon plc - ADR	183,527	1,646,237
Halma plc - ADR	618	57,968
Halma plc	11,061	513,220
HSBC Holdings plc - ADR	52,192	3,704,588
HSBC Holdings plc	27,340	384,242
Informa plc	116,498	1,437,678
J Sainsbury plc	86,209	387,248
Kingfisher plc	105,733	438,972

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
UNITED KINGDOM - 8.3% (Continued)
Legal & General Group plc	110,502	$353,701
Lloyds Banking Group plc	437,921	493,666
London Stock Exchange Group plc	7,929	908,121
Mondi plc	1	14
National Grid plc - ADR	19,343	1,405,656
NatWest Group plc	148,065	1,038,675
PEARSON plc - ADR (a)	114,298	1,618,460
PEARSON plc	24,794	352,295
Reckitt Benckiser Group plc - ADR	20,450	317,179
Reckitt Benckiser Group plc	3,212	247,007
RELX plc - ADR	23,055	1,101,107
RELX plc	71,603	3,425,350
Rentokil Initial plc	26,851	135,709
Sage Group plc (The) - ADR	2,320	137,372
Sage Group plc (The)	14,027	207,514
Segro plc	83,211	733,461
Spirax Group plc	3,439	315,201
Tesco plc - ADR	293	5,341
Tesco plc	162,457	973,366
Unilever plc - ADR	33,663	1,995,543
United Utilities Group plc	92,455	1,425,589
Vodafone Group plc	399,124	462,491
		44,005,306

TOTAL COMMON STOCKS (COST $293,774,233)		$523,922,620

CORPORATE NOTES - 0.8%	Coupon	Maturity	Par Value	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Impact Capital, Inc. (e)	2.500%	12/15/25	$400,000	$397,352
Calvert Impact Capital, Inc. (e)	4.000%	06/15/28	620,000	597,672
Calvert Impact Capital, Inc. (e)	5.000%	12/15/28	200,000	197,174
Calvert Impact Capital, Inc. (e)	5.000%	06/15/29	880,000	858,618
Calvert Impact Capital, Inc. (e)	4.500%	12/14/29	180,000	173,106

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

CORPORATE NOTES - 0.8% (Continued)	Coupon	Maturity	Par Value	Fair Value
COMMUNITY DEVELOPMENT - 0.8% (Continued)
Calvert Impact Capital, Inc. (e)	4.500%	06/14/30	$830,000	$786,382
Capital Impact Partners Investment (e)	4.500%	12/15/25	170,000	170,148
Capital Impact Partners Investment (e)	4.500%	06/15/26	830,000	832,461
Capital Impact Partners Investment (e)	5.000%	12/15/26	300,000	302,055
TOTAL CORPORATE NOTES (COST $4,410,000)				$4,314,968

RIGHTS - 0.0% (d)	Shares	Fair Value
BELGIUM - 0.0% (d)
Sofina S.A.	85	$190

DENMARK - 0.0% (d)
Orsted A/S	94,230	93,811

TOTAL RIGHTS (COST $133,711)		$94,001

MONEY MARKET FUNDS - 0.6%	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.05% (f) (COST $3,161,209)	3,161,209	$3,161,209

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 10.2%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.22% (f)(g) (COST $54,400,420)	54,400,420	$54,400,420

TOTAL INVESTMENTS - (COST $355,879,573) - 109.8%		$585,893,218

LIABILITES IN EXCESS OF OTHER ASSETS - (9.8%)		(52,424,886)

NET ASSETS - 100.0%		$533,468,332

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $53,062,748.
(b)	Non-income producing security.
(c)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total fair value of such securities was $246,992 as of September 30, 2025, representing
0.0% (d) of net assets.
(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	$400,000	$397,352	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	620,000	597,672	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	200,000	197,174	0.0	%(d)
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	880,000	858,618	0.2%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	180,000	173,106	0.0	%(d)
Calvert Impact Capital, Inc., 4.500%, 06/14/30	06/13/25	830,000	786,382	0.1%
Capital Impact Partners Investment, 4.500%, 12/15/25	12/16/24	170,000	170,148	0.0	%(d)
Capital Impact Partners Investment, 4.500%, 06/15/26	06/17/25	830,000	832,461	0.2%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	300,000	302,055	0.1%
Mobile TeleSystems PJSC - ADR	08/02/17	752,376	869	0.0	%(d)
		$5,162,376	$4,315,837	0.8%

(f)	The rate shown is the 7-day effective yield as of September 30, 2025.

(g)	The security was purchased with cash collateral received from securities on loan.

ADR - American Depositary Receipt
CDI - CHESS Depositary Interest
plc - Public Liability Company
REIT - Real Estate Investment Trust

Schedule of Portfolio Investments
Praxis Value Index Fund
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Fair Value
AEROSPACE & DEFENSE - 0.5%
HEICO Corp.	6,710	$2,166,122
Howmet Aerospace, Inc.	1,620	317,893
		2,484,015
APPAREL & TEXTILE PRODUCTS - 0.3%
NIKE, Inc. - Class B	23,990	1,672,823

ASSET MANAGEMENT - 2.0%
Ameriprise Financial, Inc.	1,540	756,525
BlackRock, Inc.	3,332	3,884,679
Charles Schwab Corp. (The)	35,800	3,417,826
KKR & Co., Inc.	9,912	1,288,064
Raymond James Financial, Inc.	2,080	359,008
T. Rowe Price Group, Inc.	4,850	497,804
		10,203,906
AUTOMOTIVE - 0.4%
Ford Motor Co.	146,843	1,756,242
Tesla, Inc. (a)	767	341,100
		2,097,342
BANKING - 9.2%
Bank of America Corp.	173,310	8,941,063
Citigroup, Inc.	50,406	5,116,209
Citizens Financial Group, Inc.	12,820	681,511
Fifth Third Bancorp (b)	18,470	822,838
Huntington Bancshares, Inc.	48,680	840,704
JPMorgan Chase & Co.	71,665	22,605,291
KeyCorp	36,140	675,457
M&T Bank Corp.	8,184	1,617,322
PNC Financial Services Group, Inc. (The)	11,121	2,234,543
Regions Financial Corp.	36,930	973,844
Truist Financial Corp.	47,920	2,190,902
U.S. Bancorp	34,100	1,648,053
		48,347,737
BEVERAGES - 2.5%
Coca-Cola Co. (The)	105,220	6,978,190
Keurig Dr Pepper, Inc.	9,401	239,820
PepsiCo, Inc.	39,870	5,599,343
		12,817,353

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
BIOTECH & PHARMA - 7.2%
AbbVie, Inc.	45,710	$10,583,693
Amgen, Inc.	12,830	3,620,626
Biogen, Inc. (a)	3,450	483,276
Bristol-Myers Squibb Co.	41,770	1,883,827
Eli Lilly & Co.	500	381,500
Gilead Sciences, Inc.	34,790	3,861,690
Johnson & Johnson	54,813	10,163,427
Merck & Co., Inc.	69,880	5,865,028
Regeneron Pharmaceuticals, Inc.	1,355	761,876
		37,604,943
CABLE & SATELLITE - 1.0%
Charter Communications, Inc. - Class A (a)(b)	1,440	396,151
Comcast Corp. - Class A	151,104	4,747,688
		5,143,839
CHEMICALS - 2.2%
Air Products & Chemicals, Inc.	5,983	1,631,684
Dow, Inc.	10,606	243,195
DuPont de Nemours, Inc.	7,128	555,271
Ecolab, Inc.	2,840	777,762
International Flavors & Fragrances, Inc.	12,327	758,604
Linde plc	10,529	5,001,275
LyondellBasell Industries N.V. - Class A	47,170	2,313,217
		11,281,008
COMMERCIAL SUPPORT SERVICES - 1.2%
Republic Services, Inc.	11,450	2,627,546
Waste Connections, Inc.	5,768	1,014,014
Waste Management, Inc.	12,178	2,689,268
		6,330,828
CONSTRUCTION MATERIALS - 0.5%
CRH plc	15,980	1,916,002
Martin Marietta Materials, Inc.	760	479,013
		2,395,015
CONTAINERS & PACKAGING - 0.1%
International Paper Co.	6,300	292,320
Packaging Corp. of America	1,235	269,143
		561,463
DIVERSIFIED INDUSTRIALS - 1.6%
Dover Corp.	6,723	1,121,598

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
DIVERSIFIED INDUSTRIALS - 1.6% (Continued)
Emerson Electric Co.	19,394	$2,544,105
Illinois Tool Works, Inc.	17,715	4,619,363
		8,285,066
E-COMMERCE DISCRETIONARY - 0.2%
eBay, Inc.	12,910	1,174,164

ELECTRIC UTILITIES - 4.5%
American Electric Power Co., Inc.	11,980	1,347,750
CenterPoint Energy, Inc.	10,020	388,776
Consolidated Edison, Inc.	10,621	1,067,623
Dominion Energy, Inc.	17,170	1,050,289
DTE Energy Co.	4,300	608,149
Duke Energy Corp.	27,881	3,450,274
Edison International	14,514	802,334
Entergy Corp.	8,670	807,957
Eversource Energy	6,247	444,412
Exelon Corp.	27,760	1,249,478
FirstEnergy Corp.	8,440	386,721
NextEra Energy, Inc.	45,072	3,402,485
PPL Corp.	22,540	837,586
Sempra	22,746	2,046,685
Southern Co. (The)	34,801	3,298,091
Vistra Corp.	7,060	1,383,195
WEC Energy Group, Inc. (b)	4,050	464,089
Xcel Energy, Inc.	9,014	726,979
		23,762,873
ELECTRICAL EQUIPMENT - 3.5%
AMETEK, Inc.	5,355	1,006,740
Carrier Global Corp.	16,841	1,005,408
Hubbell, Inc.	581	250,010
Johnson Controls International plc	31,287	3,440,006
Keysight Technologies, Inc. (a)	2,750	481,030
Otis Worldwide Corp.	16,780	1,534,195
Rockwell Automation, Inc.	9,390	3,282,087
TE Connectivity plc	12,870	2,825,351
Trane Technologies plc	10,350	4,367,286
		18,192,113

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
ENTERTAINMENT CONTENT - 1.4%
Electronic Arts, Inc.	4,550	$917,735
Fox Corp. - Class B	8,540	489,256
Walt Disney Co. (The)	43,142	4,939,759
Warner Bros. Discovery, Inc. (a)	54,292	1,060,323
		7,407,073
FOOD - 1.4%
General Mills, Inc.	23,037	1,161,526
Hormel Foods Corp.	14,367	355,440
Kellanova	12,810	1,050,676
Kraft Heinz Co. (The)	41,467	1,079,801
Mondelez International, Inc. - Class A (b)	56,962	3,558,416
Tyson Foods, Inc. - Class A	4,735	257,110
		7,462,969
GAS & WATER UTILITIES - 0.4%
American Water Works Co., Inc.	15,972	2,223,143

HEALTH CARE FACILITIES & SERVICES - 3.2%
Cardinal Health, Inc.	12,030	1,888,229
Cencora, Inc.	5,450	1,703,289
Centene Corp. (a)	25,971	926,645
CVS Health Corp.	31,342	2,362,873
Elevance Health, Inc.	6,422	2,075,077
Humana, Inc.	4,665	1,213,693
IQVIA Holdings, Inc. (a)	2,245	426,415
Labcorp Holdings, Inc.	4,820	1,383,629
McKesson Corp.	3,834	2,961,918
Quest Diagnostics, Inc.	8,530	1,625,648
		16,567,416
HOME CONSTRUCTION - 0.6%
D.R. Horton, Inc.	6,900	1,169,343
Lennar Corp. - Class A	2,480	312,579
Lennar Corp. - Class B (b)	5,279	633,427
NVR, Inc. (a)	50	401,733
PulteGroup, Inc.	4,530	598,549
		3,115,631
HOUSEHOLD PRODUCTS - 2.9%
Church & Dwight Co., Inc.	4,090	358,407
Clorox Co. (The)	2,970	366,201

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
HOUSEHOLD PRODUCTS - 2.9% (Continued)
Colgate-Palmolive Co.	32,346	$2,585,739
Estée Lauder Cos., Inc. (The) - Class A	10,860	956,983
Kenvue, Inc.	20,430	331,579
Kimberly-Clark Corp.	3,430	426,486
Procter & Gamble Co. (The)	65,715	10,097,110
		15,122,505
INDUSTRIAL SUPPORT SERVICES - 0.7%
Fastenal Co.	13,360	655,174
Ferguson Enterprises, Inc.	3,720	835,438
United Rentals, Inc.	1,120	1,069,219
W.W. Grainger, Inc.	870	829,075
		3,388,906
INSTITUTIONAL FINANCIAL SERVICES - 4.5%
Bank of New York Mellon Corp. (The)	32,984	3,593,937
CME Group, Inc.	8,040	2,172,328
Goldman Sachs Group, Inc. (The)	8,730	6,952,136
Intercontinental Exchange, Inc.	16,126	2,716,908
Morgan Stanley	32,291	5,132,977
Nasdaq, Inc.	7,520	665,144
Northern Trust Corp.	10,217	1,375,208
State Street Corp.	8,990	1,042,930
		23,651,568
INSURANCE - 7.0%
Aflac, Inc.	21,650	2,418,305
Allstate Corp. (The)	12,509	2,685,057
American International Group, Inc.	19,777	1,553,285
Aon plc - Class A	3,295	1,174,931
Arch Capital Group Ltd.	8,337	756,416
Arthur J. Gallagher & Co.	7,260	2,248,712
Berkley (W.R.) Corp.	14,737	1,129,149
Brown & Brown, Inc.	9,530	893,819
Chubb Ltd.	12,990	3,666,427
Cincinnati Financial Corp.	7,072	1,118,083
Corebridge Financial, Inc.	16,250	520,812
Hartford Insurance Group, Inc. (The)	10,830	1,444,614
Loews Corp.	5,440	546,122
Markel Group, Inc. (a)	710	1,357,066
Marsh & McLennan Cos., Inc.	16,320	3,288,970

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
INSURANCE - 7.0% (Continued)
MetLife, Inc.	23,723	$1,954,063
Principal Financial Group, Inc.	9,570	793,449
Progressive Corp. (The)	18,340	4,529,063
Prudential Financial, Inc.	13,740	1,425,388
Travelers Cos., Inc. (The)	9,403	2,625,506
Willis Towers Watson plc (b)	1,780	614,901
		36,744,138
INTERNET MEDIA & SERVICES - 0.4%
Alphabet, Inc. - Class C	3,320	808,586
Booking Holdings, Inc.	60	323,956
Meta Platforms, Inc. - Class A	660	484,691
Netflix, Inc. (a)	222	266,160
		1,883,393
LEISURE FACILITIES & SERVICES - 0.6%
Carnival Corp. (a)	18,750	542,063
Darden Restaurants, Inc.	1,730	329,323
McDonald's Corp.	3,870	1,176,054
Royal Caribbean Cruises Ltd.	2,400	776,592
Starbucks Corp.	4,354	368,348
		3,192,380
MACHINERY - 1.6%
Deere & Co.	8,287	3,789,314
Ingersoll-Rand, Inc.	20,600	1,701,972
Veralto Corp.	5,569	593,711
Xylem, Inc.	14,930	2,202,175
		8,287,172
MEDICAL EQUIPMENT & DEVICES - 5.0%
Abbott Laboratories	42,510	5,693,789
Agilent Technologies, Inc. (b)	2,004	257,213
Becton, Dickinson and Co.	5,871	1,098,875
Boston Scientific Corp. (a)	21,060	2,056,088
Danaher Corp.	20,198	4,004,455
Edwards Lifesciences Corp. (a)	16,960	1,318,979
GE HealthCare Technologies, Inc.	18,516	1,390,552
Intuitive Surgical, Inc. (a)	1,510	675,317
Medtronic plc	33,790	3,218,160
STERIS plc (b)	1,734	429,061
Stryker Corp.	3,450	1,275,362

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 5.0% (Continued)
Thermo Fisher Scientific, Inc.	10,134	$4,915,193
		26,333,044
METALS & MINING - 0.6%
Newmont Corp.	38,112	3,213,223

OIL & GAS PRODUCERS - 5.6%
ConocoPhillips	75,574	7,148,545
Devon Energy Corp.	35,390	1,240,773
Diamondback Energy, Inc.	4,880	698,328
EOG Resources, Inc.	41,828	4,689,755
EQT Corp.	260	14,152
Kinder Morgan, Inc.	133,927	3,791,473
ONEOK, Inc.	22,320	1,628,690
Phillips 66	31,328	4,261,235
Valero Energy Corp.	19,400	3,303,044
Williams Cos., Inc. (The)	43,780	2,773,463
		29,549,458
OIL & GAS SERVICES & EQUIPMENT - 0.7%
Baker Hughes Co.	45,750	2,228,940
Schlumberger Ltd.	37,132	1,276,227
		3,505,167
REAL ESTATE SERVICES - 0.2%
CBRE Group, Inc. - Class A (a)	7,370	1,161,217

REITS - 1.9%
AvalonBay Communities, Inc.	2,190	423,042
Crown Castle, Inc.	5,084	490,555
Digital Realty Trust, Inc.	6,060	1,047,653
Equity Residential	6,790	439,517
Extra Space Storage, Inc.	1,792	252,564
Iron Mountain, Inc.	12,047	1,228,071
Prologis, Inc.	19,841	2,272,191
Public Storage	1,300	375,505
Realty Income Corp.	10,720	651,669
Simon Property Group, Inc.	7,319	1,373,557
Ventas, Inc.	9,610	672,604
Welltower, Inc.	2,990	532,639

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
REITS - 1.9% (Continued)
Weyerhaeuser Co.	10,420	$258,312
		10,017,879
RENEWABLE ENERGY - 0.1%
First Solar, Inc. (a)	2,345	517,143

RETAIL - CONSUMER STAPLES - 3.0%
Costco Wholesale Corp.	1,230	1,138,525
Dollar General Corp.	3,010	311,083
Dollar Tree, Inc. (a)	4,360	411,453
Kroger Co. (The)	20,514	1,382,849
Target Corp.	8,470	759,759
Walmart, Inc.	114,080	11,757,085
		15,760,754
RETAIL - DISCRETIONARY - 2.6%
AutoZone, Inc. (a)	80	343,219
Best Buy Co., Inc.	7,730	584,543
Home Depot, Inc. (The)	21,972	8,902,835
Lowe's Cos., Inc.	14,140	3,553,523
Ulta Beauty, Inc. (a)	478	261,346
		13,645,466
SEMICONDUCTORS - 3.2%
Advanced Micro Devices, Inc. (a)	1,679	271,646
Applied Materials, Inc.	8,043	1,646,724
Broadcom, Inc.	3,344	1,103,219
Intel Corp. (a)	82,998	2,784,583
Microchip Technology, Inc.	13,819	887,456
Micron Technology, Inc.	25,754	4,309,159
NVIDIA Corp.	1,643	306,551
ON Semiconductor Corp. (a)	6,327	311,984
QUALCOMM, Inc.	24,460	4,069,166
Texas Instruments, Inc.	6,810	1,251,201
		16,941,689
SOFTWARE - 2.9%
Gen Digital, Inc.	8,909	252,927
Microsoft Corp.	7,740	4,008,933
Oracle Corp.	26,310	7,399,424
Roper Technologies, Inc.	4,976	2,481,482
Synopsys, Inc. (a)	1,041	513,619

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
SOFTWARE - 2.9% (Continued)
Veeva Systems, Inc. - Class A (a)	1,430	$426,011
Zoom Communications, Inc. (a)	3,680	303,600
		15,385,996
SPECIALTY FINANCE - 1.6%
American Express Co.	9,744	3,236,567
Capital One Financial Corp.	15,730	3,343,883
Fidelity National Financial, Inc.	14,480	875,895
Synchrony Financial	9,950	706,948
		8,163,293
STEEL - 0.2%
Nucor Corp. (b)	6,410	868,107
Steel Dynamics, Inc. (b)	3,010	419,684
		1,287,791
TECHNOLOGY HARDWARE - 2.8%
Apple, Inc.	3,280	835,186
Arista Networks, Inc. (a)	2,770	403,617
Cisco Systems, Inc.	98,040	6,707,897
Corning, Inc.	32,890	2,697,967
Dell Technologies, Inc. - Class C	8,240	1,168,185
Hewlett Packard Enterprise Co.	30,160	740,729
HP, Inc.	31,280	851,754
Seagate Technology Holdings plc	2,560	604,314
Western Digital Corp.	5,230	627,914
		14,637,563
TECHNOLOGY SERVICES - 1.9%
Accenture plc - Class A	17,477	4,309,828
Cognizant Technology Solutions Corp. - Class A	4,450	298,462
Fidelity National Information Services, Inc.	4,270	281,564
Fiserv, Inc. (a)	8,480	1,093,326
Global Payments, Inc.	4,430	368,044
Paychex, Inc.	3,334	422,618
PayPal Holdings, Inc. (a)	17,240	1,156,114
S&P Global, Inc.	1,790	871,211
TransUnion	4,310	361,092
Verisk Analytics, Inc.	52	13,079
Visa, Inc. - Class A	1,440	491,587
		9,666,925

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
TELECOMMUNICATIONS - 1.9%
AT&T, Inc.	174,986	$4,941,605
T-Mobile US, Inc.	4,527	1,083,673
Verizon Communications, Inc.	92,685	4,073,506
		10,098,784
TRANSPORTATION & LOGISTICS - 2.2%
CSX Corp.	29,639	1,052,481
Delta Air Lines, Inc.	26,930	1,528,277
FedEx Corp.	6,170	1,454,948
Norfolk Southern Corp.	5,330	1,601,185
Southwest Airlines Co.	36,394	1,161,333
Union Pacific Corp.	11,880	2,808,076
United Airlines Holdings, Inc. (a)	11,600	1,119,400
United Parcel Service, Inc. - Class B	8,310	694,134
		11,419,834
TRANSPORTATION EQUIPMENT - 0.4%
PACCAR, Inc.	14,850	1,460,052
Westinghouse Air Brake Technologies Corp.	3,020	605,419
		2,065,471
WHOLESALE - CONSUMER STAPLES - 0.2%
Archer-Daniels-Midland Co.	10,159	606,899
Sysco Corp.	7,490	616,726
		1,223,625

TOTAL COMMON STOCKS (COST $346,633,747)		$515,995,104

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Impact Capital, Inc. (c)	2.500%	12/15/25	$450,000	$447,021
Calvert Impact Capital, Inc. (c)	4.000%	06/15/28	350,000	337,395
Calvert Impact Capital, Inc. (c)	5.000%	12/15/28	800,000	788,697
Calvert Impact Capital, Inc. (c)	5.000%	06/15/29	830,000	809,833
Calvert Impact Capital, Inc. (c)	4.500%	12/14/29	150,000	144,255
Calvert Impact Capital, Inc. (c)	4.500%	06/14/30	290,000	274,760
Capital Impact Partners Investment (c)	4.500%	12/15/25	150,000	150,131
Capital Impact Partners Investment (c)	4.500%	06/15/26	290,000	290,860
Capital Impact Partners Investment (c)	5.000%	12/15/26	1,000,000	1,006,850
TOTAL CORPORATE NOTES (COST $4,310,000)				$4,249,802

MONEY MARKET FUNDS - 0.5%	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.05% (d) (COST $2,709,958)	2,709,958	$2,709,958

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 1.3%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.22% (d)(e) (COST $6,991,999)	6,991,999	$6,991,999

TOTAL INVESTMENTS - (COST $360,645,704) - 101.2%		$529,946,863

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2%)		(6,588,839)

NET ASSETS - 100.0%		$523,358,024

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $6,841,168.
(c)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	$450,000	$447,021	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	350,000	337,395	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	800,000	788,697	0.1%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	830,000	809,833	0.2%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	150,000	144,255	0.0	%(f)
Calvert Impact Capital, Inc., 4.500%, 06/14/30	06/13/25	290,000	274,760	0.0	%(f)
Capital Impact Partners Investment, 4.500%, 12/15/25	12/16/24	150,000	150,131	0.0	%(f)
Capital Impact Partners Investment, 4.500%, 06/15/26	06/17/25	290,000	290,860	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	1,000,000	1,006,850	0.2%
		$4,310,000	$4,249,802	0.8%

(d)	The rate shown is the 7-day effective yield as of September 30, 2025.
(e)	The security was purchased with cash collateral received from securities on loan.
(f)	Percentage rounds to less than 0.1%.

plc - Public Liability Company
REIT - Real Estate Investment Trust

Schedule of Portfolio Investments
Praxis Growth Index Fund
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Fair Value
AEROSPACE & DEFENSE - 0.5%
HEICO Corp.	5,572	$1,798,753
Howmet Aerospace, Inc.	8,650	1,697,390
		3,496,143
ASSET MANAGEMENT - 1.0%
Ares Management Corp. - Class A	5,856	936,316
LPL Financial Holdings, Inc.	3,703	1,231,951
Robinhood Markets, Inc. - Class A (a)	34,060	4,876,711
		7,044,978
AUTOMOTIVE - 3.7%
Tesla, Inc. (a)	60,340	26,834,405

BANKING - 0.0% (b)
KeyCorp	3,997	74,704

BEVERAGES - 0.2%
PepsiCo, Inc.	7,760	1,089,814

BIOTECH & PHARMA - 3.0%
AbbVie, Inc.	7,461	1,727,520
Alnylam Pharmaceuticals, Inc. (a)	2,970	1,354,320
Eli Lilly & Co.	20,910	15,954,330
Merck & Co., Inc.	7,191	603,541
Vertex Pharmaceuticals, Inc. (a)	4,274	1,673,869
Zoetis, Inc.	3,580	523,826
		21,837,406
CHEMICALS - 0.5%
Linde plc	7,048	3,347,800

COMMERCIAL SUPPORT SERVICES - 0.3%
Cintas Corp.	7,541	1,547,866
Republic Services, Inc.	3,500	803,180
		2,351,046
CONSTRUCTION MATERIALS - 0.0% (b)
Vulcan Materials Co.	236	72,598

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
DIVERSIFIED INDUSTRIALS - 0.1%
Illinois Tool Works, Inc.	3,444	$898,057

E-COMMERCE DISCRETIONARY - 5.3%
Amazon.com, Inc. (a)	175,000	38,424,750
eBay, Inc.	8,540	776,713
		39,201,463
ELECTRICAL EQUIPMENT - 1.6%
Amphenol Corp. - Class A	14,484	1,792,395
GE Vernova, Inc.	6,598	4,057,110
Keysight Technologies, Inc. (a)	3,981	696,356
Rockwell Automation, Inc.	2,288	799,725
Trane Technologies plc	7,160	3,021,234
Veritiv Holdings Co.	10,544	1,590,668
		11,957,488
ENGINEERING & CONSTRUCTION - 0.2%
Quanta Services, Inc.	3,128	1,296,306

ENTERTAINMENT CONTENT - 0.7%
AppLovin Corp. - Class A (a)	6,660	4,785,476
Electronic Arts, Inc.	3,445	694,857
		5,480,333
HEALTH CARE FACILITIES & SERVICES - 0.3%
Cencora, Inc.	2,140	668,814
McKesson Corp.	1,910	1,475,552
		2,144,366
HOUSEHOLD PRODUCTS - 0.1%
Colgate-Palmolive Co.	8,484	678,211

INDUSTRIAL SUPPORT SERVICES - 0.3%
W.W. Grainger, Inc.	2,530	2,410,989

INSTITUTIONAL FINANCIAL SERVICES - 0.7%
Cboe Global Markets, Inc.	1,540	377,685
Coinbase Global, Inc. - Class A (a)	4,174	1,408,683
Interactive Brokers Group, Inc. - Class A	31,079	2,138,546
Nasdaq, Inc.	8,490	750,941
Tradeweb Markets, Inc. - Class A	1,460	162,031
		4,837,886

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
INSURANCE - 0.4%
Aon plc - Class A	2,560	$912,845
Arch Capital Group Ltd.	5,760	522,605
Brown & Brown, Inc.	1,573	147,532
Progressive Corp. (The)	5,690	1,405,145
		2,988,127
INTERNET MEDIA & SERVICES - 16.2%
Alphabet, Inc. - Class A	124,440	30,251,364
Alphabet, Inc. - Class C	97,310	23,699,850
Booking Holdings, Inc.	830	4,481,394
DoorDash, Inc. - Class A (a)	10,120	2,752,539
Expedia Group, Inc.	3,256	695,970
GoDaddy, Inc. - Class A (a)	1,434	196,214
Meta Platforms, Inc. - Class A	45,180	33,179,288
Netflix, Inc. (a)	11,520	13,811,558
Pinterest, Inc. - Class A (a)	22,240	715,461
Reddit, Inc. - Class A (a)	4,106	944,339
ROBLOX Corp. - Class A (a)	19,330	2,677,592
Uber Technologies, Inc. (a)	50,480	4,945,526
VeriSign, Inc.	3,210	897,420
		119,248,515
LEISURE FACILITIES & SERVICES - 1.3%
Chipotle Mexican Grill, Inc. (a)	35,120	1,376,353
Domino's Pizza, Inc.	458	197,723
Hilton Worldwide Holdings, Inc.	7,350	1,906,884
Live Nation Entertainment, Inc. (a)	5,560	908,504
Marriott International, Inc. - Class A	4,660	1,213,650
McDonald's Corp.	7,538	2,290,723
Royal Caribbean Cruises Ltd.	4,160	1,346,093
Starbucks Corp.	7,162	605,905
		9,845,835
LEISURE PRODUCTS - 0.3%
Axon Enterprise, Inc. (a)	2,700	1,937,628

MACHINERY - 0.3%
Deere & Co.	3,936	1,799,776
Veralto Corp.	5,884	627,293
		2,427,069

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 2.4%
Agilent Technologies, Inc. (c)	4,905	$629,557
Boston Scientific Corp. (a)	29,440	2,874,227
Danaher Corp.	9,764	1,935,811
DexCom, Inc. (a)	10,461	703,921
IDEXX Laboratories, Inc. (a)	1,700	1,086,113
Insulet Corp. (a)	1,698	524,223
Intuitive Surgical, Inc. (a)	6,730	3,009,858
Mettler-Toledo International, Inc. (a)	550	675,185
ResMed, Inc.	2,090	572,096
Stryker Corp.	4,760	1,759,629
Thermo Fisher Scientific, Inc.	6,355	3,082,302
Waters Corp. (a)	1,646	493,487
West Pharmaceutical Services, Inc.	1,415	371,197
		17,717,606
OIL & GAS PRODUCERS - 0.1%
EQT Corp.	7,373	401,312
Kinder Morgan, Inc.	6,718	190,187
		591,499
OIL & GAS SERVICES & EQUIPMENT - 0.3%
Baker Hughes Co.	30,530	1,487,422
Schlumberger Ltd.	17,760	610,411
		2,097,833
OIL, GAS & CONSUMABLE FUELS - 0.1%
Venture Global, Inc. - Class A	26,077	370,033

REAL ESTATE SERVICES - 0.0% (b)
CBRE Group, Inc. - Class A (a)	1,717	270,530

REITS - 0.8%
American Tower Corp.	5,412	1,040,836
Equinix, Inc.	1,777	1,391,817
Iron Mountain, Inc.	8,670	883,820
Texas Pacific Land Corp. (c)	310	289,428
Welltower, Inc.	14,163	2,522,997
		6,128,898
RENEWABLE ENERGY - 0.1%
First Solar, Inc. (a)	3,450	760,828

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
RETAIL - CONSUMER STAPLES - 0.9%
Costco Wholesale Corp.	5,986	$5,540,821
Walmart, Inc.	7,770	800,776
		6,341,597
RETAIL - DISCRETIONARY - 2.9%
AutoZone, Inc. (a)	659	2,827,268
Carvana Co. (a)	4,400	1,659,856
Cloudflare, Inc. - Class A (a)	9,380	2,012,854
Home Depot, Inc. (The)	13,406	5,431,977
Lowe's Cos., Inc.	6,789	1,706,144
Lululemon Athletica, Inc. (a)	2,126	378,279
O'Reilly Automotive, Inc. (a)	27,150	2,927,041
TJX Cos., Inc. (The)	25,503	3,686,204
Tractor Supply Co.	10,300	585,761
		21,215,384
SEMICONDUCTORS - 20.4%
Advanced Micro Devices, Inc. (a)	34,621	5,601,332
Applied Materials, Inc.	22,816	4,671,348
Broadcom, Inc.	103,001	33,981,060
Intel Corp. (a)	14,810	496,875
KLA Corp.	3,030	3,268,158
Lam Research Corp.	28,890	3,868,371
Marvell Technology, Inc.	22,460	1,888,212
Monolithic Power Systems, Inc.	1,690	1,555,882
NVIDIA Corp.	495,402	92,432,105
QUALCOMM, Inc.	9,790	1,628,664
Texas Instruments, Inc.	3,587	659,040
		150,051,047
SOFTWARE - 15.4%
Adobe, Inc. (a)	2,177	767,937
Atlassian Corp. - Class A (a)	4,700	750,590
Autodesk, Inc. (a)	4,537	1,441,269
Cadence Design Systems, Inc. (a)	10,624	3,731,786
Crowdstrike Holdings, Inc. - Class A (a)	6,320	3,099,202
Fortinet, Inc. (a)	12,416	1,043,937
HubSpot, Inc. (a)	552	258,226
Intuit, Inc.	6,540	4,466,231
Microsoft Corp.	128,238	66,420,872
MongoDB, Inc. (a)	3,841	1,192,170

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
SOFTWARE - 15.4% (Continued)
OKTA, Inc. (a)	5,300	$486,010
Oracle Corp.	24,170	6,797,571
Palo Alto Networks, Inc. (a)	14,120	2,875,114
Salesforce, Inc.	13,270	3,144,990
ServiceNow, Inc. (a)	6,293	5,791,322
Snowflake, Inc. (a)	8,540	1,926,197
Strategy, Inc. - Class A (a)	5,763	1,856,896
Synopsys, Inc. (a)	6,452	3,183,352
Tyler Technologies, Inc. (a)	1,770	925,993
Veeva Systems, Inc. - Class A (a)	3,783	1,126,993
Workday, Inc. - Class A (a)	3,460	832,926
Zscaler, Inc. (a)	3,130	937,936
		113,057,520
SPECIALTY FINANCE - 0.3%
American Express Co.	6,050	2,009,568
Rocket Cos., Inc. - Class A (c)	16,342	316,708
		2,326,276
TECHNOLOGY HARDWARE - 12.4%
Apple, Inc.	328,685	83,693,061
Arista Networks, Inc. (a)	29,760	4,336,330
Datadog, Inc. - Class A (a)	7,580	1,079,392
NetApp, Inc.	5,800	687,068
Seagate Technology Holdings plc	1,666	393,276
Super Micro Computer, Inc. (a)	19,866	952,376
		91,141,503
TECHNOLOGY SERVICES - 5.3%
Accenture plc - Class A	9,379	2,312,861
Automatic Data Processing, Inc.	6,480	1,901,880
Block, Inc. (a)	12,145	877,719
Broadridge Financial Solutions, Inc.	2,596	618,289
CoStar Group, Inc. (a)	10,633	897,106
Equifax, Inc.	1,908	489,459
Fair Isaac Corp. (a)	920	1,376,808
Fiserv, Inc. (a)	11,266	1,452,525
Mastercard, Inc. - Class A	17,176	9,769,881
Moody's Corp.	3,375	1,608,120
MSCI, Inc.	1,797	1,019,636
S&P Global, Inc.	4,794	2,333,288

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
TECHNOLOGY SERVICES - 5.2% (Continued)
Verisk Analytics, Inc.	57	$14,336
Visa, Inc. - Class A	40,713	13,898,604
		38,570,512
TELECOMMUNICATIONS - 0.1%
T-Mobile US, Inc.	4,420	1,058,060

TRANSPORTATION & LOGISTICS - 0.2%
Old Dominion Freight Line, Inc.	5,900	830,602
Union Pacific Corp.	3,911	924,443
		1,755,045
WHOLESALE - DISCRETIONARY - 0.1%
Copart, Inc. (a)	20,652	928,720

TOTAL COMMON STOCKS (COST $238,244,736)		$725,884,058

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Impact Capital, Inc. (d)	2.500%	12/15/25	$500,000	$496,690
Calvert Impact Capital, Inc. (d)	4.000%	06/15/28	750,000	722,990
Calvert Impact Capital, Inc. (d)	5.000%	12/15/28	450,000	443,642
Calvert Impact Capital, Inc. (d)	5.000%	06/15/29	1,270,000	1,239,141
Calvert Impact Capital, Inc. (d)	4.500%	12/14/29	450,000	432,766
Calvert Impact Capital, Inc. (d)	4.500%	06/14/30	760,000	720,060
Capital Impact Partners Investment (d)	4.500%	12/15/25	450,000	450,393
Capital Impact Partners Investment (d)	4.500%	06/15/26	760,000	762,253
Capital Impact Partners Investment (d)	5.000%	12/15/26	500,000	503,425
TOTAL CORPORATE NOTES (COST $5,890,000)				$5,771,360

MONEY MARKET FUNDS - 0.4%	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.05% (e) (COST $3,187,043)	3,187,043	$3,187,043

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.1%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.22% (e)(f) (COST $966,483)	966,483	$966,483

TOTAL INVESTMENTS - (COST $248,288,262) - 100.1%		$735,808,944

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)		(970,901)

NET ASSETS - 100.0%		$734,838,043

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $954,408.
(d)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	$500,000	$496,690	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	750,000	722,990	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	450,000	443,642	0.0	%(b)
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	1,270,000	1,239,141	0.2%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	450,000	432,766	0.0	%(b)
Calvert Impact Capital, Inc., 4.500%, 06/14/30	12/13/24	760,000	720,060	0.1%
Capital Impact Partners Investment, 4.500%, 12/15/25	06/20/23	450,000	450,393	0.1%
Capital Impact Partners Investment, 4.500%, 06/15/26	12/16/24	760,000	762,253	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	500,000	503,425	0.1%
		$5,890,000	$5,771,360	0.8%

(e)	The rate shown is the 7-day effective yield as of September 30, 2025.
(f)	The security was purchased with cash collateral received from securities on loan.

plc - Public Liability Company
REIT - Real Estate Investment Trust

Schedule of Portfolio Investments

Praxis Small Cap Index Fund

September 30, 2025 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Fair Value
ADVERTISING & MARKETING - 0.5%
Interpublic Group of Cos., Inc. (The)	11,340	$316,499
Omnicom Group, Inc.	7,420	604,953
		921,452
AEROSPACE & DEFENSE - 0.1%
Firefly Aerospace, Inc. (a)	2,865	84,002
Loar Holdings, Inc. (a)	1,460	116,800
		200,802
APPAREL & TEXTILE PRODUCTS - 1.3%
Crocs, Inc. (a)(b)	1,490	124,490
Deckers Outdoor Corp. (a)	4,779	484,447
Kontoor Brands, Inc.	4,770	380,503
Oxford Industries, Inc.	739	29,959
Ralph Lauren Corp.	1,040	326,102
Tapestry, Inc.	5,540	627,239
VF Corp.	18,085	260,967
Wolverine World Wide, Inc.	9,880	271,107
		2,504,814
ASSET MANAGEMENT - 2.0%
Archer Aviation, Inc. - Class A (a)	15,534	148,816
Artisan Partners Asset Management, Inc. - Class A	3,310	143,654
Carlyle Group, Inc. (The)	7,720	484,044
Franklin Resources, Inc.	38,148	882,363
GitLab, Inc. - Class A (a)(b)	3,930	177,164
Invesco Ltd.	13,310	305,331
Janus Henderson Group plc	4,360	194,064
Jefferies Financial Group, Inc.	4,831	316,044
StepStone Group, Inc. - Class A	5,670	370,308
Stifel Financial Corp.	2,230	253,038
TPG, Inc.	3,900	224,055
Virtus Investment Partners, Inc.	920	174,828
WisdomTree, Inc. (b)	21,350	296,765
		3,970,474
AUTOMOTIVE - 1.5%
Aptiv plc (a)	8,810	759,598
BorgWarner, Inc.	5,940	261,122
Dana, Inc.	17,040	341,482
Dorman Products, Inc. (a)	2,970	462,964

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
AUTOMOTIVE - 1.5% (Continued)
Harley-Davidson, Inc.	6,260	$174,654
Lear Corp.	1,460	146,891
Lucid Group, Inc. (a)	1,632	38,825
Modine Manufacturing Co. (a)(b)	1,320	187,651
Phinia, Inc.	3,280	188,534
Rivian Automotive, Inc. - Class A (a)(b)	25,410	373,019
		2,934,740
BANKING - 5.1%
Ameris Bancorp	6,014	440,886
Atlantic Union Bankshares Corp.	4,240	149,630
Axos Financial, Inc. (a)	5,330	451,184
BancFirst Corp.	2,790	352,795
Bank of Hawaii Corp.	3,580	234,991
Bank OZK	3,190	162,626
Banner Corp.	1,910	125,105
Beacon Financial Corp.	7,000	165,970
Cathay General Bancorp	3,980	191,080
City Holding Co. (b)	2,750	340,642
Columbia Banking System, Inc.	4,960	127,670
Comerica, Inc.	6,780	464,566
CVB Financial Corp.	10,060	190,235
East West Bancorp, Inc.	3,480	370,446
First BanCorp	18,880	416,304
First Citizens BancShares, Inc. - Class A	260	465,182
First Financial Bancorp	6,900	174,225
First Hawaiian, Inc.	9,470	235,140
First Horizon Corp.	14,190	320,836
Flagstar Financial, Inc.	21,850	252,367
Fulton Financial Corp.	7,890	146,991
Hancock Whitney Corp.	2,130	133,359
Independent Bank Corp.	2,280	157,708
National Bank Holdings Corp. - Class A	3,640	140,650
NBT Bancorp, Inc.	3,250	135,720
Northwest Bancshares, Inc.	12,440	154,132
OFG Bancorp	7,230	314,433
Park National Corp.	2,050	333,186
Pinnacle Financial Partners, Inc.	1,450	135,996
Popular, Inc.	1,090	138,441

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
BANKING - 5.1% (Continued)
Provident Financial Services, Inc.	7,040	$135,731
ServisFirst Bancshares, Inc.	5,330	429,225
SouthState Bank Corp.	1,930	190,819
Synovus Financial Corp.	3,170	155,584
Triumph Financial, Inc. (a)	2,960	148,118
Trustmark Corp.	4,750	188,100
UMB Financial Corp.	2,320	274,572
United Bankshares, Inc.	3,920	145,863
United Community Banks, Inc.	7,250	227,288
Webster Financial Corp.	4,570	271,641
Western Alliance Bancorp	2,920	253,222
Wintrust Financial Corp.	1,400	185,416
Zions Bancorp N.A.	3,400	192,372
		10,220,447
BEVERAGES - 0.3%
Celsius Holdings, Inc. (a)	6,800	390,932
National Beverage Corp. (a)	4,440	163,925
		554,857
BIOTECH & PHARMA - 4.7%
Alkermes plc (a)	6,490	194,700
Arrowhead Pharmaceuticals, Inc. (a)	4,483	154,619
Avidity Biosciences, Inc. (a)	4,851	211,358
Axsome Therapeutics, Inc. (a)	1,150	139,668
BioMarin Pharmaceutical, Inc. (a)	7,616	412,483
Braze, Inc. - Class A (a)	3,225	91,719
BridgeBio Pharma, Inc. (a)(b)	5,170	268,530
CG Oncology, Inc. (a)	3,744	150,808
Crinetics Pharmaceuticals, Inc. (a)(b)	5,805	241,778
Cytokinetics, Inc. (a)	4,080	224,237
Elanco Animal Health, Inc. (a)	17,250	347,415
Exelixis, Inc. (a)	8,150	336,595
Guardant Health, Inc. (a)	4,080	254,919
Halozyme Therapeutics, Inc. (a)	5,110	374,767
Harmony Biosciences Holdings, Inc. (a)	4,890	134,768
Incyte Corp. (a)	6,980	591,974
Innoviva, Inc. (a)	10,960	200,020
Insmed, Inc. (a)	6,443	927,857
Ionis Pharmaceuticals, Inc. (a)	6,770	442,893

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
BIOTECH & PHARMA - 4.7% (Continued)
Jazz Pharmaceuticals plc (a)	1,430	$188,474
Krystal Biotech, Inc. (a)	800	141,224
Kymera Therapeutics, Inc. (a)	2,181	123,445
Madrigal Pharmaceuticals, Inc. (a)	540	247,676
Moderna, Inc. (a)	10,250	264,758
Neurocrine Biosciences, Inc. (a)	2,800	393,064
Organon & Co.	12,050	128,694
Perrigo Co. plc	6,260	139,410
Prestige Consumer Healthcare, Inc. (a)	4,850	302,640
Revolution Medicines, Inc. (a)(b)	4,630	216,221
Roivant Sciences Ltd. (a)	13,680	206,978
Supernus Pharmaceuticals, Inc. (a)	5,090	243,251
TG Therapeutics, Inc. (a)	5,850	211,331
Ultragenyx Pharmaceutical, Inc. (a)	7,441	223,825
United Therapeutics Corp. (a)	1,380	578,510
Viking Therapeutics, Inc. (a)	5,730	150,584
		9,461,193
CABLE & SATELLITE - 0.2%
GCI Liberty, Inc. - Class C (a)	3,767	140,396
Liberty Broadband Corp. - Series C (a)	3,060	194,432
Sirius XM Holdings, Inc.	6,410	149,193
		484,021
CHEMICALS - 1.7%
Albemarle Corp. (b)	3,057	247,862
Avery Dennison Corp.	3,161	512,619
Balchem Corp.	4,840	726,290
CF Industries Holdings, Inc.	5,969	535,419
Eastman Chemical Co.	2,490	156,995
Ecovyst, Inc. (a)	12,185	106,741
H.B. Fuller Co.	2,550	151,164
Materion Corp.	2,050	247,661
Mosaic Co. (The)	10,480	363,446
WD-40 Co.	1,700	335,920
		3,384,117
COMMERCIAL SUPPORT SERVICES - 2.1%
ABM Industries, Inc.	7,160	330,219
ADT, Inc.	12,680	110,443
Brady Corp. - Class A	8,080	630,483

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
COMMERCIAL SUPPORT SERVICES - 2.1% (Continued)
Casella Waste Systems, Inc. - Class A (a)	1,710	$162,245
Clean Harbors, Inc. (a)	1,410	327,430
CorVel Corp. (a)	6,990	541,166
FTI Consulting, Inc. (a)	780	126,087
H&R Block, Inc.	3,430	173,455
Insperity, Inc.	4,442	218,546
Korn Ferry	7,970	557,741
ManpowerGroup, Inc.	3,480	131,892
Robert Half, Inc.	15,137	514,355
TriNet Group, Inc.	1,720	115,051
UniFirst Corp.	1,280	214,003
		4,153,116
CONSTRUCTION MATERIALS - 0.6%
Advanced Drainage Systems, Inc.	1,990	276,013
Carlisle Cos., Inc.	1,007	331,263
MDU Resources Group, Inc.	11,610	206,774
Owens Corning	2,000	282,920
Simpson Manufacturing Co., Inc.	900	150,714
		1,247,684
CONSUMER SERVICES - 1.0%
Adtalem Global Education, Inc. (a)	3,660	565,287
Bright Horizons Family Solutions, Inc. (a)	1,610	174,798
Service Corp. International	9,004	749,313
Strategic Education, Inc.	1,700	146,217
Stride, Inc. (a)(b)	2,890	430,436
		2,066,051
CONTAINERS & PACKAGING - 0.9%
AptarGroup, Inc.	950	126,977
Ball Corp.	11,207	565,057
Crown Holdings, Inc.	4,210	406,644
Smurfit WestRock plc	17,810	758,171
		1,856,849
DIVERSIFIED INDUSTRIALS - 0.4%
ITT, Inc.	1,970	352,157

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
DIVERSIFIED INDUSTRIALS - 0.4% (Continued)
Pentair plc	4,250	$470,730
		822,887
E-COMMERCE DISCRETIONARY - 0.5%
Chewy, Inc. - Class A (a)	3,170	128,226
Etsy, Inc. (a)(b)	4,920	326,639
Wayfair, Inc. - Class A (a)(b)	5,090	454,690
Waystar Holding Corp. (a)	3,880	147,130
		1,056,685
ELECTRIC UTILITIES - 2.1%
AES Corp. (The)	36,490	480,208
Avista Corp.	4,680	176,951
Evergy, Inc.	3,720	282,794
MGE Energy, Inc.	2,550	214,659
NorthWestern Energy Group, Inc.	4,521	264,976
NRG Energy, Inc.	6,090	986,276
Nuvalent, Inc. - Class A (a)	1,380	119,342
OGE Energy Corp.	5,730	265,127
Oklo, Inc. (a)(b)	3,140	350,518
Pinnacle West Capital Corp.	2,760	247,462
Talen Energy Corp. (a)	1,370	582,771
TXNM Energy, Inc.	4,340	245,427
		4,216,511
ELECTRICAL EQUIPMENT - 4.0%
AAON, Inc. (b)	3,590	335,450
Acuity, Inc.	1,210	416,712
Advanced Energy Industries, Inc.	2,780	472,989
Alarm.com Holdings, Inc. (a)	4,510	239,391
Allegion plc	1,350	239,422
API Group Corp. (a)	12,030	413,471
Badger Meter, Inc.	2,250	401,805
Bloom Energy Corp. - Class A (a)	5,500	465,135
Cognex Corp.	4,800	217,440
Generac Holdings, Inc. (a)	1,590	266,166
Hayward Holdings, Inc. (a)	6,850	103,572
Hubbell, Inc.	550	236,670
Itron, Inc. (a)	2,350	292,716
Lennox International, Inc. (b)	930	492,305
Littelfuse, Inc.	2,290	593,133

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
ELECTRICAL EQUIPMENT - 4.0% (Continued)
NEXTracker, Inc. - Class A (a)(b)	9,050	$669,610
nVent Electric plc	5,350	527,724
OSI Systems, Inc. (a)(b)	2,550	635,562
SPX Technologies, Inc. (a)	5,280	986,198
		8,005,471
ENGINEERING & CONSTRUCTION - 3.5%
AECOM	4,290	559,716
Arcosa, Inc.	6,060	567,883
Comfort Systems USA, Inc.	1,080	891,194
Construction Partners, Inc. - Class A (a)	3,830	486,410
Dycom Industries, Inc. (a)	1,780	519,333
EMCOR Group, Inc.	1,240	805,430
Everus Construction Group, Inc. (a)	2,078	178,188
Frontdoor, Inc. (a)	6,020	405,086
Granite Construction, Inc. (b)	5,010	549,347
Installed Building Products, Inc.	1,770	436,588
MasTec, Inc. (a)	2,270	483,079
Sterling Infrastructure, Inc. (a)	1,160	394,029
Tetra Tech, Inc.	9,380	313,104
TopBuild Corp. (a)	930	363,500
WillScott Holdings Corp.	4,900	103,439
		7,056,326
ENTERTAINMENT CONTENT - 0.1%
Paramount Skydance Corp. - Class B (b)	9,523	180,175

FOOD - 1.3%
BellRing Brands, Inc. (a)	3,120	113,412
Cal-Maine Foods, Inc.	3,850	362,285
Campbell's Co. (The) (b)	12,004	379,086
Conagra Brands, Inc.	38,073	697,117
Darling Ingredients, Inc. (a)	4,770	147,250
Ingredion, Inc.	1,050	128,215
J.M. Smucker Co. (The)	2,450	266,070
Lamb Weston Holdings, Inc.	3,959	229,939
Simply Good Foods Co. (The) (a)	7,262	180,243
		2,503,617
FORESTRY, PAPER & WOOD PRODUCTS - 0.3%
Boise Cascade Co.	5,270	407,476

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
FORESTRY, PAPER & WOOD PRODUCTS - 0.3% (Continued)
Trex Co., Inc. (a)	2,950	$152,427
		559,903
GAS & WATER UTILITIES - 1.4%
American States Water Co.	4,280	313,809
California Water Service Group	5,680	260,655
Essential Utilities, Inc.	15,970	637,203
NiSource, Inc.	7,030	304,399
Southwest Gas Holdings, Inc.	6,850	536,629
UGI Corp.	21,010	698,793
		2,751,488
HEALTH CARE FACILITIES & SERVICES - 1.7%
Acadia Healthcare Co., Inc. (a)	5,153	127,588
AdaptHealth Corp. (a)	14,120	126,374
Centene Corp. (a)	9,622	343,313
Charles River Laboratories International, Inc. (a)	1,279	200,112
Concentra Group Holdings Parent, Inc.	13,589	284,418
DaVita, Inc. (a)(b)	1,170	155,458
Encompass Health Corp.	2,740	348,035
Ensign Group, Inc. (The) (b)	1,550	267,794
Medpace Holdings, Inc. (a)	820	421,611
Molina Healthcare, Inc. (a)	1,155	221,021
Option Care Health, Inc. (a)	5,870	162,951
Pediatrix Medical Group, Inc. (a)	13,840	231,820
RadNet, Inc. (a)	3,960	301,792
Select Medical Holdings Corp.	15,210	195,296
		3,387,583
HOME & OFFICE PRODUCTS - 0.5%
HNI Corp. (b)	7,870	368,710
Newell Brands, Inc.	8,539	44,744
Somnigroup International, Inc.	5,890	496,704
Whirlpool Corp. (b)	2,090	164,274
		1,074,432
HOME CONSTRUCTION - 2.0%
Armstrong World Industries, Inc.	2,600	509,626
Cavco Industries, Inc. (a)(b)	1,330	772,371
Griffon Corp.	3,610	274,901
Interface, Inc.	10,230	296,056
LGI Homes, Inc. (a)	3,120	161,335

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
HOME CONSTRUCTION - 2.0% (Continued)
M/I Homes, Inc. (a)	2,350	$339,434
Masco Corp.	4,408	310,279
Meritage Homes Corp.	4,450	322,314
Mohawk Industries, Inc. (a)	1,560	201,115
Toll Brothers, Inc.	2,290	316,341
TRI Pointe Homes, Inc. (a)	12,650	429,721
		3,933,493
HOUSEHOLD PRODUCTS - 0.3%
Quanex Building Products Corp. (b)	13,622	193,705
Spectrum Brands Holdings, Inc.	6,680	350,900
		544,605
INDUSTRIAL INTERMEDIATE PRODUCTS - 1.3%
AZZ, Inc.	1,430	156,056
Chart Industries, Inc. (a)(b)	1,180	236,177
Enpro, Inc.	2,030	458,780
Gibraltar Industries, Inc. (a)	3,300	207,240
Mueller Industries, Inc.	2,870	290,185
Proto Labs, Inc. (a)	4,100	205,123
RBC Bearings, Inc. (a)	990	386,387
Standex International Corp.	2,030	430,157
Timken Co. (The)	3,660	275,159
		2,645,264
INDUSTRIAL SUPPORT SERVICES - 1.5%
Applied Industrial Technologies, Inc.	740	193,177
Core & Main, Inc. - Class A (a)(b)	3,633	195,564
MSC Industrial Direct Co., Inc. - Class A	5,310	489,264
RB Global, Inc. (b)	4,950	536,382
Resideo Technologies, Inc. (a)	8,730	376,961
SiteOne Landscape Supply, Inc. (a)	1,490	191,912
U-Haul Holding Co.	2,500	127,250
Vaxcyte, Inc. (a)	3,680	132,554
Watsco, Inc.	1,270	513,461
WESCO International, Inc.	1,450	306,675
		3,063,200
INSTITUTIONAL FINANCIAL SERVICES - 1.1%
Evercore, Inc. - Class A	880	296,842
Moelis & Co. - Class A	5,190	370,151
Piper Sandler Cos.	1,920	666,221

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
INSTITUTIONAL FINANCIAL SERVICES - 1.1% (Continued)
PJT Partners, Inc. - Class A (b)	2,170	$385,674
SEI Investments Co.	2,730	231,640
Virtu Financial, Inc. - Class A	6,270	222,585
		2,173,113
INSURANCE - 3.5%
American Financial Group, Inc.	2,080	303,098
Assurant, Inc.	549	118,913
Assured Guaranty Ltd.	3,960	335,214
Equitable Holdings, Inc.	9,710	493,074
Erie Indemnity Co. - Class A	670	213,167
Everest Group Ltd.	1,734	607,299
Genworth Financial, Inc. (a)	40,170	357,513
Globe Life, Inc.	3,370	481,809
Goosehead Insurance, Inc. - Class A (b)	2,502	186,199
Jackson Financial, Inc. - Class A	5,270	533,482
Kinsale Capital Group, Inc.	570	242,398
Lincoln National Corp.	6,410	258,515
Mercury General Corp.	4,640	393,379
Old Republic International Corp.	4,070	172,853
Primerica, Inc.	490	136,019
Radian Group, Inc.	9,290	336,484
Reinsurance Group of America, Inc.	1,830	351,598
Remitly Global, Inc. (a)	11,350	185,005
RenaissanceRe Holdings Ltd.	805	204,414
Ryan Specialty Holdings, Inc.	3,590	202,332
Selective Insurance Group, Inc.	1,340	108,634
SiriusPoint Ltd. (a)	10,490	189,764
Unum Group	4,670	363,233
Voya Financial, Inc.	2,380	178,024
		6,952,420
INTERNET MEDIA & SERVICES - 1.6%
CarGurus, Inc. (a)	6,170	229,709
Life360, Inc. (a)(b)	1,960	208,348
Lyft, Inc. - Class A (a)	13,280	292,293
Maplebear, Inc. (a)(b)	4,500	165,420
Match Group, Inc.	7,640	269,845
Reddit, Inc. - Class A (a)	3,170	729,068
Roku Inc. (a)	4,390	439,571

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
INTERNET MEDIA & SERVICES - 1.6% (Continued)
Snap, Inc. - Class A (a)	25,580	$197,222
Yelp, Inc. (a)	4,050	126,360
Zillow Group, Inc. - Class C (a)	5,670	436,873
		3,094,709
LEISURE FACILITIES & SERVICES - 2.1%
Brinker International, Inc. (a)	2,500	316,700
Cheesecake Factory, Inc. (The) (b)	5,550	303,252
Cinemark Holdings, Inc.	6,630	185,772
Dave & Buster's Entertainment, Inc. (a)	5,280	95,885
Domino's Pizza, Inc.	914	394,583
Dutch Bros, Inc. - Class A (a)	3,370	176,386
Hyatt Hotels Corp. - Class A	1,030	146,188
Joby Aviation, Inc. (a)	17,450	281,643
Norwegian Cruise Line Holdings Ltd. (a)	10,190	250,980
Planet Fitness, Inc. - Class A (a)	2,430	252,234
Rocket Lab Corp. (a)	11,230	538,029
Shake Shack, Inc. - Class A (a)	3,960	370,696
Six Flags Entertainment Corp. (a)	9,265	210,501
Texas Roadhouse, Inc.	1,710	284,116
Vail Resorts, Inc. (b)	1,270	189,954
Wingstop, Inc. (b)	917	230,790
		4,227,709
LEISURE PRODUCTS - 0.7%
Acushnet Holdings Corp. (b)	4,230	332,013
Brunswick Corp. (b)	2,580	163,159
Hasbro, Inc.	5,420	411,107
LCI Industries	2,340	217,971
Thor Industries, Inc. (b)	1,390	144,129
YETI Holdings, Inc. (a)	3,930	130,397
		1,398,776
MACHINERY - 3.7%
AGCO Corp.	2,520	269,816
CNH Industrial N.V.	20,301	220,266
Crane Co.	1,040	191,506
Donaldson Co., Inc.	2,480	202,988
Enerpac Tool Group Corp.	11,030	452,230
ESAB Corp.	1,273	142,245
ESCO Technologies, Inc.	2,330	491,886

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
MACHINERY - 3.7% (Continued)
Federal Signal Corp.	4,740	$564,013
Flowco Holdings, Inc. - Class A	11,640	172,854
Flowserve Corp.	3,160	167,922
Franklin Electric Co., Inc.	6,300	599,760
Gates Industrial Corp. plc (a)	13,160	326,631
Graco, Inc.	4,161	353,519
Hillenbrand, Inc.	4,920	133,037
IDEX Corp.	2,700	439,452
JBT Marel Corp.	3,075	431,884
Lincoln Electric Holdings, Inc.	1,740	410,344
Lindsay Corp.	970	136,343
Middleby Corp. (The) (a)	1,480	196,736
MSA Safety, Inc.	660	113,566
Nordson Corp.	2,090	474,326
Stanley Black & Decker, Inc.	4,540	337,458
Tennant Co.	2,040	165,362
Toro Co. (The)	2,600	198,120
Zurn Elkay Water Solutions Corp.	3,490	164,135
		7,356,399
MEDICAL EQUIPMENT & DEVICES - 4.1%
Align Technology, Inc. (a)	2,220	277,988
Avantor, Inc. (a)	18,410	229,757
Baxter International, Inc.	21,180	482,269
Bio-Rad Laboratories, Inc. - Class A (a)	540	151,411
Bio-Techne Corp.	4,350	241,990
Bruker Corp.	4,280	139,057
Cooper Cos., Inc. (The) (a)	6,454	442,486
DENTSPLY SIRONA, Inc.	12,220	155,072
Exact Sciences Corp. (a)	5,540	303,093
Glaukos Corp. (a)	3,820	311,521
Globus Medical, Inc. - Class A (a)	2,470	141,457
Hologic, Inc. (a)	9,530	643,180
Illumina, Inc. (a)	4,150	394,125
Inspire Medical Systems, Inc. (a)	1,140	84,588
Insulet Corp. (a)	890	274,770
Integer Holdings Corp. (a)	3,090	319,290
iRhythm Technologies, Inc. (a)	2,590	445,454
Lantheus Holdings, Inc. (a)	3,181	163,153

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 4.1% (Continued)
Masimo Corp. (a)	1,170	$172,633
Merit Medical Systems, Inc. (a)	5,690	473,579
Natera, Inc. (a)	3,620	582,711
Penumbra, Inc. (a)	1,280	324,250
QuantumScape Corp. (a)	12,619	155,466
Repligen Corp. (a)	1,290	172,434
Revvity, Inc.	3,050	267,333
Solventum Corp. (a)	4,610	336,530
Tandem Diabetes Care, Inc. (a)(b)	12,376	150,245
Teleflex, Inc.	1,750	214,130
TransMedics Group, Inc. (a)(b)	1,350	151,470
		8,201,442
METALS & MINING - 1.0%
Alcoa Corp. (b)	8,020	263,778
Century Aluminum Co. (a)(b)	7,750	227,540
Coeur Mining, Inc. (a)	21,730	407,655
MP Materials Corp. (a)	7,590	509,061
Royal Gold, Inc.	1,920	385,114
Rubrik Inc. - Class A (a)	2,321	190,902
		1,984,050
OIL & GAS PRODUCERS - 2.1%
Antero Midstream Corp.	20,530	399,103
Antero Resources Corp. (a)	10,410	349,360
California Resources Corp.	3,720	197,830
Civitas Resources, Inc.	6,924	225,030
CNX Resources Corp. (a)(b)	4,050	130,086
EQT Corp.	11,550	628,666
Expand Energy Corp.	6,486	689,073
Kinetik Holdings, Inc. (b)	4,173	178,354
Murphy Oil Corp.	12,700	360,807
Ovintiv, Inc.	14,440	583,087
SM Energy Co.	8,290	207,001
Viper Energy, Inc. - Class A	4,930	188,425
		4,136,822
OIL & GAS SERVICES & EQUIPMENT - 0.1%
Weatherford International plc	2,912	199,268

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
PUBLISHING & BROADCASTING - 0.9%
Liberty Media Corp. - Liberty Formula One - Series C (a)	9,701	$1,013,269
New York Times Co. (The) - Class A	3,410	195,734
Nexstar Media Group, Inc.	740	146,328
TKO Group Holdings, Inc.	2,490	502,880
		1,858,211
REAL ESTATE OWNERS & DEVELOPERS - 0.2%
McGrath RentCorp	3,400	398,820

REAL ESTATE SERVICES - 0.4%
AGNC Investment Corp. (b)	33,700	329,923
Jones Lang LaSalle, Inc. (a)	1,210	360,919
Marcus & Millichap, Inc.	3,070	90,104
		780,946
REITS - 5.8%
Acadia Realty Trust	8,150	164,223
Agree Realty Corp.	2,580	183,283
Alexander & Baldwin, Inc.	7,290	132,605
Alexandria Real Estate Equities, Inc.	9,540	795,064
American Homes 4 Rent - Class A	8,640	287,280
Americold Realty Trust, Inc.	11,170	136,721
Brixmor Property Group, Inc.	8,430	233,342
BXP, Inc. (b)	4,690	348,655
Camden Property Trust	1,553	165,829
CareTrust REIT, Inc.	12,330	427,604
CubeSmart	4,334	176,220
DiamondRock Hospitality Co.	14,240	113,350
Douglas Emmett, Inc.	15,660	243,826
EastGroup Properties, Inc. (b)	1,030	174,338
Elme Communities	9,070	152,920
EPR Properties	3,010	174,610
Essential Properties Realty Trust, Inc.	7,790	231,830
Federal Realty Investment Trust	1,376	139,403
Franklin BSP Realty Trust, Inc.	9,042	98,196
Healthpeak Properties, Inc.	20,384	390,354
Highwoods Properties, Inc.	11,470	364,975
Host Hotels & Resorts, Inc.	23,450	399,119
Kimco Realty Corp.	19,170	418,865
Lamar Advertising Co. - Class A	2,770	339,103

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
REITS - 5.8% (Continued)
Lineage, Inc. (b)	4,360	$168,470
Macerich Co. (The)	11,680	212,576
NNN REIT, Inc.	5,050	214,979
Omega Healthcare Investors, Inc. (b)	8,620	363,936
Rayonier, Inc.	10,477	278,060
Regency Centers Corp.	2,640	192,456
Rexford Industrial Realty, Inc. (b)	20,460	841,111
Ryman Hospitality Properties, Inc.	1,690	151,407
Sabra Health Care REIT, Inc. (b)	6,980	130,107
SL Green Realty Corp.	6,310	377,401
Sun Communities, Inc.	4,437	572,373
Sunstone Hotel Investors, Inc.	12,940	121,248
Tanger, Inc.	10,710	362,426
Texas Pacific Land Corp.	270	252,083
UDR, Inc.	7,223	269,129
Urban Edge Properties	9,260	189,552
Vornado Realty Trust	4,650	188,465
W.P. Carey, Inc.	4,480	302,714
		11,480,208
RENEWABLE ENERGY - 0.5%
Array Technologies, Inc. (a)	22,840	186,146
Enphase Energy, Inc. (a)	4,910	173,765
First Solar, Inc. (a)	1,970	434,444
Sunrun, Inc. (a)(b)	8,926	154,330
		948,685
RETAIL - CONSUMER STAPLES - 1.6%
Albertsons Cos., Inc. - Class A	12,320	215,723
BJ's Wholesale Club Holdings, Inc. (a)	3,100	289,075
Casey's General Stores, Inc.	830	469,216
Five Below, Inc. (a)	2,170	335,699
Grocery Outlet Holding Corp. (a)	11,027	176,983
Hims & Hers Health, Inc. (a)(b)	6,810	386,263
Murphy USA, Inc. (b)	1,600	621,216
Ollie's Bargain Outlet Holdings, Inc. (a)	1,450	186,180
PriceSmart, Inc.	1,550	187,845
Sprouts Farmers Market, Inc. (a)	2,350	255,680
		3,123,880

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
RETAIL - DISCRETIONARY - 3.4%
Advance Auto Parts, Inc.	4,870	$299,018
American Eagle Outfitters, Inc.	9,550	163,400
Asbury Automotive Group, Inc. (a)	1,750	427,787
AutoNation, Inc. (a)	710	155,327
Bath & Body Works, Inc.	6,710	172,850
Best Buy Co., Inc.	4,893	370,009
Boot Barn Holdings, Inc. (a)	2,330	386,128
Buckle, Inc. (The)	5,380	315,591
Builders FirstSource, Inc. (a)	2,510	304,338
CarMax, Inc. (a)	4,800	215,376
CAVA Group, Inc. (a)	3,190	192,708
Dick's Sporting Goods, Inc.	1,530	339,997
Floor & Decor Holdings, Inc. - Class A (a)	3,070	226,259
GameStop Corp. - Class A (a)(b)	11,310	308,537
Gap, Inc. (The)	7,270	155,505
Group 1 Automotive, Inc.	1,120	490,011
La-Z-Boy, Inc.	4,470	153,410
Lithia Motors, Inc.	650	205,400
Macy's, Inc.	9,981	178,959
RH (a)	1,164	236,478
Signet Jewelers Ltd. (b)	1,700	163,064
Urban Outfitters, Inc. (a)	7,160	511,439
Victoria's Secret & Co. (a)	5,737	155,702
Williams-Sonoma, Inc.	3,500	684,075
		6,811,368
SEMICONDUCTORS - 2.9%
Allegro MicroSystems, Inc. (a)	6,590	192,428
Astera Labs, Inc. (a)	3,911	765,774
Axcelis Technologies, Inc. (a)	4,880	476,483
Diodes, Inc. (a)	5,940	316,067
Entegris, Inc.	3,490	322,685
FormFactor, Inc. (a)	10,210	371,848
Impinj, Inc. (a)	1,170	211,478
Lattice Semiconductor Corp. (a)	3,130	229,492
MACOM Technology Solutions Holdings, Inc. (a)	1,550	192,960
MKS, Inc.	2,100	259,917
Onto Innovation, Inc. (a)	1,560	201,583
Qorvo, Inc. (a)	4,430	403,484

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
SEMICONDUCTORS - 2.9% (Continued)
Rambus, Inc. (a)(b)	2,590	$269,878
Semtech Corp. (a)	3,970	283,657
SiTime Corp. (a)	950	286,245
Skyworks Solutions, Inc.	5,780	444,944
Teradyne, Inc.	2,960	407,414
Veeco Instruments, Inc. (a)	7,960	242,223
		5,878,560
SOFTWARE - 6.6%
ACI Worldwide, Inc. (a)	4,180	220,579
Adeia, Inc.	13,401	225,137
Affirm Holdings, Inc. (a)(b)	7,230	528,368
Akamai Technologies, Inc. (a)	4,260	322,738
Appfolio, Inc. - Class A (a)	520	143,343
Bentley Systems, Inc. - Class B	2,370	122,008
BILL Holdings, Inc. (a)	4,270	226,182
BlackLine, Inc. (a)(b)	3,290	174,699
Box, Inc. - Class A (a)	6,690	215,886
C3.ai, Inc. - Class A (a)	9,791	169,776
Calix, Inc. (a)	4,210	258,368
CCC Intelligent Solutions Holdings, Inc. (a)	11,410	103,945
Circle Internet Group, Inc. (a)(b)	1,350	178,983
Clearwater Analytics Holdings, Inc. - Class A (a)	5,880	105,958
Confluent, Inc. - Class A (a)	9,080	179,784
Dayforce, Inc. (a)	3,310	228,026
DocuSign, Inc. (a)	5,800	418,122
Doximity, Inc. - Class A (a)	2,740	200,431
Dropbox, Inc. - Class A (a)	5,760	174,010
Duolingo, Inc. (a)	753	242,346
D-Wave Quantum, Inc. (a)(b)	9,189	227,060
Dynatrace, Inc. (a)	6,561	317,880
Galaxy Digital, Inc. - Class A (a)	4,790	161,950
Guidewire Software, Inc. (a)	1,850	425,241
Informatica, Inc. - Class A (a)	12,520	310,997
IonQ, Inc. (a)(b)	6,980	429,270
Manhattan Associates, Inc. (a)	2,650	543,197
Nutanix, Inc. - Class A (a)	7,370	548,254
OKTA, Inc. (a)	3,549	325,443
OneStream, Inc. (a)	9,596	176,854

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
SOFTWARE - 6.6% (Continued)
Paycom Software, Inc.	1,530	$318,454
Paylocity Holding Corp. (a)	1,160	184,753
Privia Health Group, Inc. (a)	7,680	191,232
Progress Software Corp. (a)	6,410	281,591
PTC, Inc. (a)	3,560	722,751
Q2 Holdings, Inc. (a)	3,436	248,732
Samsara, Inc. - Class A (a)	6,920	257,770
SentinelOne, Inc. - Class A (a)	6,680	117,635
SoundHound AI, Inc. - Class A (a)	10,680	171,734
SPS Commerce, Inc. (a)	4,400	458,216
Tempus AI, Inc. (a)	4,000	322,840
Tenable Holdings, Inc. (a)	9,808	286,001
Twilio, Inc. - Class A (a)	3,392	339,505
Unity Software, Inc. (a)	11,790	472,072
Upstart Holdings, Inc. (a)	2,770	140,716
Varonis Systems, Inc. (a)	3,110	178,732
Verra Mobility Corp. - Class A (a)	12,180	300,846
Workiva, Inc. (a)(b)	1,450	124,816
Zeta Global Holdings Corp. - Class A (a)	8,390	166,709
		13,189,940
SPECIALTY FINANCE - 2.7%
Air Lease Corp.	3,330	211,954
Ally Financial, Inc.	8,260	323,792
Annaly Capital Management, Inc.	18,290	369,641
Blackstone Mortgage Trust, Inc. - Class A	5,246	96,579
Bread Financial Holdings, Inc.	2,910	162,291
Encore Capital Group, Inc. (a)	3,150	131,481
Essent Group Ltd.	2,930	186,231
Fidelity National Financial, Inc.	2,920	176,631
First American Financial Corp.	2,340	150,321
FTAI Aviation Ltd.	4,090	682,457
MGIC Investment Corp.	4,340	123,126
Mr. Cooper Group, Inc.	4,110	866,347
OneMain Holdings, Inc.	3,410	192,529
QXO, Inc. (a)	19,298	367,820
SoFi Technologies, Inc. (a)	30,382	802,692
Starwood Property Trust, Inc. (b)	10,140	196,412

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
SPECIALTY FINANCE - 2.7% (Continued)
Walker & Dunlop, Inc.	4,120	$344,514
		5,384,818
STEEL - 1.0%
ATI, Inc. (a)	8,120	660,481
Carpenter Technology Corp.	2,460	604,028
Reliance, Inc.	1,560	438,095
Steel Dynamics, Inc. (b)	1,890	263,523
		1,966,127
TECHNOLOGY HARDWARE - 4.3%
Aurora Innovation, Inc. (a)	46,140	248,695
Benchmark Electronics, Inc.	4,010	154,585
Ciena Corp. (a)	2,540	370,002
Credo Technology Group Holding Ltd. (a)	5,837	849,926
Extreme Networks, Inc. (a)	8,710	179,861
F5, Inc. (a)	1,470	475,089
Fabrinet (a)	920	335,450
InterDigital, Inc. (b)	2,400	828,552
Jabil, Inc.	2,560	555,955
JFrog Ltd. (a)	4,100	194,053
Knowles Corp. (a)	9,450	220,280
Lumentum Holdings, Inc. (a)(b)	1,890	307,522
Pitney Bowes, Inc.	13,600	155,176
Plexus Corp. (a)	4,250	614,933
Pure Storage, Inc. - Class A (a)	9,020	755,966
Sandisk Corp. (a)	4,750	532,950
Sanmina Corp. (a)	7,940	913,973
TD SYNNEX Corp.	1,680	275,100
Zebra Technologies Corp. - Class A (a)	1,894	562,821
		8,530,889
TECHNOLOGY SERVICES - 1.5%
CSG Systems International, Inc.	3,400	218,892
DXC Technology Co. (a)	16,901	230,361
EVERTEC, Inc.	7,140	241,189
HealthEquity, Inc. (a)	2,430	230,291
Insight Enterprises, Inc. (a)	2,670	302,805
Kyndryl Holdings, Inc. (a)	6,150	184,684
LiveRamp Holdings, Inc. (a)	5,760	156,326
MarketAxess Holdings, Inc.	670	116,748

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
TECHNOLOGY SERVICES - 1.5% (Continued)
Maximus, Inc.	1,860	$169,948
Morningstar, Inc.	700	162,407
Payoneer Global, Inc. (a)	20,400	123,420
Sabre Corp. (a)	99,778	182,594
Shift4 Payments, Inc. - Class A (a)(b)	1,530	118,422
Toast, Inc. - Class A (a)	13,080	477,551
		2,915,638
TELECOMMUNICATIONS - 0.6%
AST SpaceMobile, Inc. (a)(b)	4,430	217,425
Cogent Communications Holdings, Inc.	2,960	113,516
EchoStar Corp. - Class A (a)(b)	3,448	263,289
Frontier Communications Parent, Inc. (a)	7,510	280,499
Lumen Technologies, Inc. (a)	34,620	211,874
Telephone and Data Systems, Inc.	4,660	182,858
		1,269,461
TRANSPORTATION & LOGISTICS - 1.7%
Alaska Air Group, Inc. (a)	6,880	342,486
American Airlines Group, Inc. (a)	24,660	277,178
ArcBest Corp.	4,470	312,319
C.H. Robinson Worldwide, Inc.	2,780	368,072
GXO Logistics, Inc. (a)	5,310	280,846
Hub Group, Inc. - Class A	6,960	239,702
J.B. Hunt Transport Services, Inc.	1,082	145,172
Matson, Inc.	3,020	297,742
RXO, Inc. (a)	2,531	38,927
Ryder System, Inc.	1,040	196,186
Saia, Inc. (a)	700	209,552
SkyWest, Inc. (a)	2,870	288,779
XPO, Inc. (a)(b)	3,010	389,103
		3,386,064
TRANSPORTATION EQUIPMENT - 0.2%
Greenbrier Cos., Inc. (The)	3,650	168,520
Trinity Industries, Inc.	6,450	180,858
		349,378
WHOLESALE - CONSUMER STAPLES - 0.8%
Andersons, Inc. (The)	9,150	364,262
Bunge Global S.A.	6,321	513,581
United Natural Foods, Inc. (a)	5,990	225,344

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
WHOLESALE - CONSUMER STAPLES - 0.8% (Continued)
US Foods Holding Corp. (a)	6,670	$511,055
		1,614,242
WHOLESALE - DISCRETIONARY - 0.6%
Aramark	7,620	292,608
G-III Apparel Group Ltd. (a)	4,620	122,938
OPENLANE, Inc. (a)	8,420	242,328
Pool Corp.	1,061	328,984
ScanSource, Inc. (a)	4,950	217,751
		1,204,609

TOTAL COMMON STOCKS (COST $150,533,863)		$196,578,809

RIGHTS - 0.0% (c)	Shares	Fair Value
ASSET MANAGEMENT - 0.0% (c)
Sycamore Partners, LLC (a)(d)(e)	44,730	$23,707

BIOTECH & PHARMA - 0.0% (c)
Blueprint Medicines Corp. (a)(d)(e)	2,090	961

MEDICAL EQUIPMENT & DEVICES - 0.0% (c)
OmniAb, Inc. (a)(d)(e)	2,092	449

TOTAL RIGHTS (COST $0)		$25,117

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Impact Capital, Inc. (e)	2.500%	12/15/25	$280,000	$278,147
Calvert Impact Capital, Inc. (e)	4.000%	06/15/28	180,000	173,518
Calvert Impact Capital, Inc. (e)	5.000%	12/15/28	220,000	216,892
Calvert Impact Capital, Inc. (e)	5.000%	06/15/29	200,000	195,140
Calvert Impact Capital, Inc. (e)	4.500%	12/14/29	170,000	163,489
Calvert Impact Capital, Inc. (e)	4.500%	06/14/30	110,000	104,219
Capital Impact Partners Investment (e)	4.500%	12/15/25	170,000	170,148
Capital Impact Partners Investment (e)	4.500%	06/15/26	110,000	110,326
Capital Impact Partners Investment (e)	5.000%	12/15/26	200,000	201,370
TOTAL CORPORATE NOTES (COST $1,640,000)				$1,613,249

MONEY MARKET FUNDS - 0.5%	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.05% (f) (COST $920,165)	920,165	$920,165

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 10.5%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.22% (f)(g) (COST $20,889,577)	20,889,577	$20,889,577

TOTAL INVESTMENTS - (COST $173,983,605) - 110.4%		$220,026,917

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.4%)		(20,709,900)

NET ASSETS - 100.0%		$199,317,017

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $19,500,070.
(c)	Percentage rounds to less than 0.1%.
(d)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities was $25,117 as of September 30, 2025, representing 0.0% (c) of net assets.
(e)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Blueprint Medicines Corp.	07/21/25	$–	$961	0.0	%(c)
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	280,000	278,147	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	180,000	173,518	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	220,000	216,892	0.1%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	200,000	195,140	0.1%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	170,000	163,489	0.1%
Calvert Impact Capital, Inc., 4.500%, 06/14/30	06/13/25	110,000	104,219	0.0	%(c)
Capital Impact Partners Investment, 4.500%, 12/15/25	12/15/25	170,000	170,148	0.1%
Capital Impact Partners Investment, 4.500%, 06/15/26	06/17/25	110,000	110,326	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	200,000	201,370	0.1%
OmniAb, Inc.	11/02/22	–	449	0.0	%(c)
Sycamore Partners, LLC	08/28/25	–	23,707	0.0	%(c)
		$1,640,000	$1,638,366	0.8%

(f)	The rate shown is the 7-day effective yield as of September 30, 2025.
(g)	The security was purchased with cash collateral received from securities on loan.

plc - Public Liability Company

REIT - Real Estate Investment Trust

Schedule of Portfolio Investments

Praxis Genesis Conservative Portfolio

September 30, 2025 (Unaudited)

AFFILIATED MUTUAL FUNDS - 99.9%	Shares	Fair Value
DEBT FUND - 69.6%
Praxis Impact Bond Fund - Class I	1,811,429	$17,244,808

EQUITY FUND - 30.3%
Praxis Growth Index Fund - Class I	40,579	2,314,650
Praxis International Index Fund - Class I	141,628	2,256,132
Praxis Small Cap Index Fund - Class I	49,394	623,841
Praxis Value Index Fund - Class I	120,082	2,312,770
		7,507,393

TOTAL AFFILIATED MUTUAL FUNDS (COST $20,752,834)		$24,752,201

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.05% (b) (COST $7,049)	7,049	$7,049

TOTAL INVESTMENTS - (COST $20,759,883) - 99.9%		$24,759,250

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		12,655

NET ASSETS - 100.0%		$24,771,905

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2025.

Schedule of Portfolio Investments
Praxis Genesis Balanced Portfolio
September 30, 2025 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 39.6%
Praxis Impact Bond Fund - Class I	4,298,972	$40,926,211

EQUITY FUND - 60.4%
Praxis Growth Index Fund - Class I	291,486	16,626,347
Praxis International Index Fund - Class I	1,176,375	18,739,654
Praxis Small Cap Index Fund - Class I	820,367	10,361,234
Praxis Value Index Fund - Class I	862,464	16,611,056
		62,338,291

TOTAL AFFILIATED MUTUAL FUNDS (COST $69,778,182)		$103,264,502

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.05% (b) (COST $1,861)	1,861	$1,861

TOTAL INVESTMENTS - (COST $69,780,043) - 100.0%		$103,266,363

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% (a)		808

NET ASSETS - 100.0%		$103,267,171

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2025.

Schedule of Portfolio Investments

Praxis Genesis Growth Portfolio

September 30, 2025 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 19.8%
Praxis Impact Bond Fund - Class I	2,552,840	$24,303,038

EQUITY FUND - 80.2%
Praxis Growth Index Fund - Class I	443,571	25,301,271
Praxis International Index Fund - Class I	1,862,625	29,671,613
Praxis Small Cap Index Fund - Class I	1,461,408	18,457,578
Praxis Value Index Fund - Class I	1,312,386	25,276,560
		98,707,022

TOTAL AFFILIATED MUTUAL FUNDS (COST $73,409,235)		$123,010,060

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.05% (b) (COST $1,165)	1,165	$1,165

TOTAL INVESTMENTS - (COST $73,410,400) - 100.0%		$123,011,225

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(4,702)

NET ASSETS - 100.0%		$123,006,523

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2025.